[GRAPHIC:  PHOTO OF ROWERS]                  Nations
                                             Prime Fund

                                             Nations
                                             Treasury Fund

                                             Nations
                                             Government Money
                                             Market Fund

                                             Nations
                                             Tax Exempt Fund










MONEY
MARKET FUNDS

ANNUAL REPORT FOR THE YEAR
ENDED MARCH 31, 2001


                                   [NATIONS FUNDS LOGO]

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America N.A., is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment adviser: Banc of America Advisors, Inc.

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

PRESIDENTS' MESSAGE
                           Dear Shareholder:

                           The 12-month period ending March 31, 2001 marked one of the most difficult periods for investors in recent memory. As an investor, you've probably asked yourself many times over "When will it end?" The U.S. stock market has taken investors on a very wild ride during the past year and, more so, during the first quarter of 2001. After reaching all-time highs in early 2000, each of the three major stock market indexes -- the Dow Jones Industrial Average, Standard & Poor's 500 Composite Stock Price Index (S&P 500) and Nasdaq Composite Index (Nasdaq)(1) -- all ended the year 2000 in negative territory. To make matters worse, after some modest gains in January 2001, each of these indexes declined to levels not seen since 1998. It was the first time in a long time that both the S&P 500 and Nasdaq entered bear market territory -- defined by a loss of more than 20% from an index's 52-week high.

                           International stock markets also felt the impact of the U.S. economic slowdown. The year 2000 marked the first time since 1992 that international stocks -- represented by the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East
                           (EAFE) Index(2) -- finished the year in the minus column, down 14%. Bond investors were the only group to have anything to cheer about, as bonds -- represented by the Lehman Aggregate Bond Index(3) -- ended 2000 ahead of the S&P 500 by more than 20%. Not only that, it was the first time in a decade that bonds outperformed stocks.

                           Now more than ever we need to be reminded of the fact that investing generally is a long-term proposition -- one that requires patience and perseverance during volatile times. With that long-term view in mind, here are some points to note.

                           DOWNTURNS CAN ALSO EQUAL OPPORTUNITY
                           While many stocks were flying high in 1999 and 2000, especially in the technology sector, several Wall Street experts were warning that many of these stocks were overvalued. This warning has now come to fruition, as many of these high-flying growth stocks of yesterday now appear to be today's value opportunities. We've always been told to "buy low" and now may be a good opportunity to buy some of the most widely regarded companies in corporate America at a discount.

                           DIVERSIFICATION IS KEY
                           A carefully selected portfolio of stocks, bonds and money market instruments is a sensible way to reduce some of the risk associated with investing. Since different investments respond differently to the same economic conditions, we believe it makes even more sense to maintain a diversified portfolio through uncertain times. It's times like these that can prove the effectiveness of asset allocation.

                           (1)The Dow Jones Industrial Average is a price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange. The Standard & Poor's 500 Composite Stock Price Index is an index consisting of 500 widely held common stocks. The Nasdaq Composite Index tracks the performance of domestic common stocks traded on the regular Nasdaq market as well as National
                           Market System traded foreign stocks and ADRs. All indexes are unmanaged and unavailable for investment.

                           (2)The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged, capitalization-weighted index consisting of securities listed on exchanges in European, Australasian and Far Eastern markets. It is unavailable for investment.

                           (3)The Lehman Aggregate Bond Index is an unmanaged index composed of the Government/Corporate
                           Bond Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index, and includes
                           U.S. Treasury issues, agency issues, corporate bond issues and mortgage-backed issues. It includes reinvestment of dividends and is unavailable for investment.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS' MESSAGE CONTINUED...

                           BRIGHTER DAYS MAY BE AHEAD
                           The U.S. economy has been slowing down and we think it will continue to do so for the near future. In addition, the markets will continue to be rocked by reports of lower corporate earnings. However, the Federal Reserve Board has done its part in aiding the economy by reducing interest rates aggressively this year. The markets react to this sort of news almost instantly, but it's important to note that rate cuts take time to have a lasting effect on the economy -- some times up to four quarters before any real impact can be measured.

                           Please read through your report to see what your Managers of Distinction have to say about the markets, the economy and how your investment in Nation Funds has fared over the past 12 months. We encourage you to then have a conversation with your investment professional to discuss how you can take advantage of the current market environment as it relates to your long-term investment goals.

                           We remain committed to providing you with world-class investment management and competitive products to help you reach your long-term goals. Should you have any questions or comments on your annual report, please contact your investment professional or call us at 1.800.321.7854. You can also visit us online at www.nations-funds.com.

                           Thank you for being a part of the Nations Funds family.

                           Sincerely,

                           /s/ A. Max Walker
                           A. MAX WALKER
                           PRESIDENT AND CHAIRMAN OF THE BOARD
                           NATIONS FUNDS
                                                  /s/ Robert H. Gordon
                                                  ROBERT H. GORDON
                                                  PRESIDENT
                                                  BANC OF AMERICA ADVISORS, INC.

                           March 31, 2001

TABLE OF CONTENTS

                                     ECONOMIC OVERVIEW                                               3
                                     FINANCIAL STATEMENTS
                                     Statement of net assets
                                       Nations Prime Fund                                            5
                                       Nations Treasury Fund                                         8
                                       Nations Government Money Market Fund                         10
                                       Nations Tax Exempt Fund                                      11
                                     Statements of operations                                       28
                                     Statements of changes in net assets                            30
                                     Statement of cash flows                                        32
                                     Schedules of capital stock activity                            33
                                     Financial highlights                                           36
                                     Notes to financial statements                                  44


                            ------------------------------------------------------------------------------
                                NATIONS FUNDS                          [DALBAR LOGO]
                                RECOGNIZED FOR
                                OUTSTANDING                            DALBAR, Inc., is a well-respected
                                INTERMEDIARY AND                       research firm that measures
                                SHAREHOLDER                            customer service levels and
                                SERVICE                                establishes benchmarks in the
                                                                       financial services industry.
                                IN RECOGNITION OF ITS COMMITMENT TO
                                PROVIDE INVESTMENT PROFESSIONALS
                                AND SHAREHOLDERS WITH THE HIGHEST
                                LEVEL OF SERVICE IN THE MUTUAL FUND
                                INDUSTRY, NATIONS FUNDS RECEIVED
                                BOTH THE DALBAR INTERMEDIARY
                                SERVICE AWARD AND MUTUAL FUND
                                SERVICE AWARD IN 2000.
                            ------------------------------------------------------------------------------

                     [This page intentionally left blank.]

ECONOMIC OVERVIEW
BANC OF AMERICA CAPITAL MANAGEMENT*

                           THE YEAR IN REVIEW

                           The U.S. economy slowed dramatically in the year ended March 31, 2001, which weighed heavily on corporate profit performance and stock prices. The pendulum in the equity market swung from euphoria to pessimism, with hard-hit technology stocks responsible for much of the pull. Conversely, the fixed-income market recorded impressive gains, as weary investors scrambled for the security and liquidity of bonds.

                           The stock market's performance during the past year was hardly uniform. The Standard & Poor's 500 Composite Stock Price Index** suffered a 22% loss in total return over the 12-month period, while the tech-heavy Nasdaq Composite Index*** plummeted 60%. Value strategies generally trumped growth approaches, reversing the trend of the past four years and highlighting the importance of diversification.

                           While the broad market suffered a setback over the past year, investors achieved double-digit rates of return in several sectors, including utilities, transportation, consumer staples, health care and financial services. The energy sector also yielded a positive return. Joining the technology sector in the red were basic materials, capital goods, consumer cyclicals and communications.

                           Fixed-income products provided a safe haven for investors, as slowing economic activity, interest-rate cuts by the Federal Reserve Board, and a strong U.S. dollar drove bond prices higher. Both U.S. Treasury securities and corporate bonds delivered double-digit returns to their holders in the 12 months ending March 31, 2001.

                           The performance of the U.S. economy provided the backdrop for this rapid change in market sentiment. U.S. real GDP (gross domestic product) growth skidded from an explosive 8% at the end of 1999 to a mere 1% at the close of 2000. Three primary forces caused the slowdown: the Fed's aggressive tightening of interest rates to contain inflationary pressures; a sharp run-up in energy prices; and a rapid response by companies to control inventories amidst slowing consumer demand. As 2001 began, companies started to pare back earnings expectations, leaving investors questioning when a turning point might appear.

                           The abrupt slowdown in the economy caught everyone, even the Federal Reserve, by surprise. To arrest a possible slide into recession, U.S. monetary policymakers slashed interest rates by a full 150 basis points -- or one and one-half percent -- in the first quarter of 2001.+ Other interest rates had already started to fall in anticipation of these reductions and in response to weaker growth. The yield on 10-

                           *Banc of America Capital Management is the investment management group of Bank of America, N.A.
                           and includes Banc of America Capital Management, Inc., investment sub-adviser to many Nations Funds, and other non-bank affiliates of Bank of America.

                           **The Standard & Poor's 500 Composite Stock Price Index is a market-capitalization weighted index that measures the market value of 400 industrial stocks, 60 transportation and utility company stocks and 40 financial issues. It is unmanaged and unavailable for investment.

                           ***The Nasdaq Composite Index tracks the performance of domestic common stocks traded on the regular Nasdaq market as well as National Market System traded foreign stocks and ADRs. It is unmanaged and unavailable for investment.

                           +Since March 31, 2001, the Federal Reserve Board reduced the Federal Funds rate by 1.00%.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

ECONOMIC OVERVIEW CONTINUED...

                           year Treasury notes plummeted to less than 5.00% in March 2001 from around 6.25% a year earlier.

                           The tight linkages among various countries and the dominance of U.S. multinational companies have caused the effects of the U.S. economic slowdown to be felt worldwide. The capital markets in Asia, Europe and Latin America have all reflected the weakening demand from U.S. consumers and businesses. The world has managed to escape a global economic crisis during the past year, however, despite a major devaluation by Turkey, a recession in Argentina and growing weakness in Japan. Meanwhile, the ongoing strength of the U.S. dollar has reflected global investors' confidence in the long-term prospects of the U.S. economy.

                           THE YEAR AHEAD
                           As the second quarter of 2001 began, questions persisted as to whether the U.S. economy was headed for recession. While the manufacturing sector experienced a severe decline, with weakness spreading to other areas, housing remained strong and auto sales have performed better than expected. Some of the key forces causing the economic weakness have also, at least partially, reversed course. Monetary policy has shifted to an active easing, crude oil and natural gas prices have receded from their highs, and the inventory correction is well underway.

                           While it appears that a recession may still be avoided, significant risks persist. Concerns about the job market could cause consumers to be more frugal; companies could make aggressive cuts in capital spending or global weakness could intensify. Nevertheless, in our view, the U.S. economy should be able to recover by the end of 2001.

                           Look for inflation to remain relatively subdued, which will be welcome news for investors. Although the current slowdown may temper near-term productivity performance, we believe longer-term trends will remain favorable.

                           U.S. economic policy should work to help restore better growth rates. The Federal Reserve Board can be expected to reduce interest rates until the economy shows clear signs of stabilizing. Proposed tax cuts should provide some relief to consumers and businesses.

                           We anticipate corporate profit numbers to be extremely weak in the first half of 2001, but look forward to better numbers late in the year and into 2002. The stock market may begin to reflect better expectations well before they actually materialize.

                           On balance, the transition of a $10 trillion U.S. economy from a track of extremely rapid to more sustainable growth has been treacherous. However, we look for better news to unfold over the next 12 months. Investors who are diversified and retain a long-term investment horizon may find a number of rewarding opportunities in the coming year.

                           LYNN REASER, PH.D.
                           CHIEF ECONOMIST AND SENIOR MARKET STRATEGIST
                           BANC OF AMERICA CAPITAL MANAGEMENT

                           March 31, 2001

NATIONS FUNDS
Nations Prime Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 0.7%
            ASSET-BACKED -- AUTO LOANS -- 0.7%
$ 24,137    Chase Manhattan Auto Owner Trust,
              Series 2000-A, Class A1,
              6.470%+ 04/15/01++................  $   24,137
  14,298    Ford Credit Auto Owner Trust, Series
              2000-G, Class A2,
              6.688%+ 04/15/01++................      14,298
   1,615    Ford Credit Auto Owner Trust, Series
              2001-A, Class A1,
              5.776% 05/15/01...................       1,615
   5,064    MMCA Automobile Trust,
              Series 2000-2, Class A1,
              6.728%+ 04/15/01++................       5,064
                                                  ----------
            TOTAL ASSET-BACKED SECURITIES
            (Cost $45,114)......................      45,114
                                                  ----------
            BANK OBLIGATIONS -- 27.3%
            BANK NOTES -- 9.3%
            Bank One, N.A.
  75,000    5.150%+ 04/01/01++..................      74,994
  25,000    7.170% 05/08/01.....................      25,000
  35,000    4.930%+ 06/21/01....................      35,001
  50,000    6.660% 11/02/01.....................      49,989
            First Union National Bank
  50,000    5.340%+ 04/01/01++..................      50,000
  50,000    5.136%+ 04/23/01++..................      50,017
 100,000    Key Bank, N.A.
              5.130%+ 04/01/01++................      99,989
  65,000    National City Bank
              4.950%+ 04/21/01++................      64,992
 133,000    SouthTrust Bank, N.A.
              5.150%+ 04/01/01++................     132,988
  25,000    US Bank, N.A.
              5.135%+ 04/01/01++................      24,998
                                                  ----------
                                                     607,968
                                                  ----------
            CERTIFICATES OF DEPOSIT -- DOMESTIC -- 2.3%
  50,000    Allfirst Bank
              5.275%+ 04/07/01++................      50,000
 100,000    Comerica Bank, N.A.
              4.978%+ 04/20/01++................      99,988
                                                  ----------
                                                     149,988
                                                  ----------
            CERTIFICATES OF DEPOSIT -- YANKEE -- 6.5%
  50,000    ABN AMRO Bank
              5.040% 02/04/02...................      49,996
            Bayerische Landesbank (New York)
  50,000    5.030%+ 04/01/01++..................      50,000
  50,000    5.080%+ 04/01/01++..................      49,986
  50,000    6.370% 06/13/01.....................      50,000
  50,000    Canadian Imperial Bank of Commerce,
              (New York)
              5.118%+ 04/01/01++................      49,993
  25,000    Credit Agricole, (New York)
              5.080% 02/06/02...................      24,998
  50,000    Dresdner Bank AG
              5.220% 02/19/02...................      50,001

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            CERTIFICATES OF DEPOSIT -- YANKEE -- (CONTINUED)
$ 50,000    Landesbank Hessen-Thuringen
              Girozentrale, (New York)
              6.885% 04/30/01...................  $   49,999
  50,000    Royal Bank of Canada, (New York)
              6.210% 12/11/01...................      49,987
                                                  ----------
                                                     424,960
                                                  ----------
            TIME DEPOSITS -- EURO -- 9.2%
 300,000    Bayerische Hypotheken und
              Vereinsbank AG
              5.438% 04/02/01...................     300,000
 300,280    Credit Agricole
              5.438% 04/02/01...................     300,280
                                                  ----------
                                                     600,280
                                                  ----------
            TOTAL BANK OBLIGATIONS
            (Cost $1,783,196)...................   1,783,196
                                                  ----------
            CORPORATE OBLIGATIONS -- 53.9%
            COMMERCIAL PAPER -- 31.8%
  41,011    Amstel Funding Corporation
              Discount note 06/11/01#...........      40,611
            AT&T Corporation
 100,000    5.699%+ 04/13/01++#.................     100,000
 100,000    7.270% 06/14/01#....................     100,000
 120,509    Concord Minutemen Capital Company
              LLC
              Discount note 04/25/01#...........     120,103
 200,000    Edison Securitization LLC
              Discount note 04/02/01#...........     199,969
 159,000    Falcon Asset Securitization
              Corporation
              Discount note 05/11/01#...........     158,108
  60,000    Galaxy Funding Corporation
              Discount note 05/15/01#...........      59,616
            Greyhawk Funding LLC
  92,000    Discount note 04/18/01#.............      91,784
  34,626    Discount note 04/20/01#.............      34,534
            Jupiter Securitization Corporation
  61,050    Discount note 04/10/01#.............      60,970
  55,315    Discount note 04/11/01#.............      55,235
  50,000    Discount note 04/11/01#.............      49,927
  50,000    Lehman Brothers Holdings Inc.
              Discount note 06/28/01............      49,221
  50,000    Mitsubishi International Corporation
              Discount note 04/26/01............      49,822
  25,000    Moriarty Ltd.
              Discount note 05/29/01#...........      24,790
  50,000    Ness LLC
              Discount note 05/14/01............      49,688
  25,000    North Coast Funding LLC
              Discount note 06/12/01#...........      24,731
            Park Avenue Receivables
  65,895    Discount note 04/23/01#.............      65,694
  70,000    Discount note 04/25/01#.............      69,764
            Pennine Funding LLC
  91,500    Discount note 04/12/01#.............      91,355
  64,000    Discount note 05/23/01#.............      63,517
  40,000    Surrey Funding Corporation
              Discount note 05/03/01#...........      39,820

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Prime Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
$150,000    Tannehill Capital Company LLC
              Discount note 05/15/01#...........  $  149,038
 100,000    Unilever Capital Corporation
              5.110%+ 06/07/01++#...............     100,000
 100,000    Verizon Global Funding Corporation
              5.064%+ 06/15/01++#...............     100,000
            WCP Funding Inc.
  75,000    Discount note 05/11/01#.............      74,583
  50,000    Discount note 05/24/01#.............      49,616
                                                  ----------
                                                   2,072,496
                                                  ----------
            CORPORATE BONDS AND NOTES -- 22.1%
  50,000    American Honda Finance Corporation
              5.275%+ 04/09/01++##..............      50,000
  75,000    Bear, Stearns and Company, Inc., MTN
              5.250%+ 04/01/01++................      75,000
  50,000    Beta Finance, Inc.
              7.210% 05/08/01##.................      50,000
  40,000    Caterpillar, Inc.
              5.124%+ 06/01/01..................      40,000
  50,000    CC (USA) Inc.
              7.470% 05/31/01##.................      50,000
  75,000    CIT Group Inc., MTN
              5.150%+ 04/01/01++................      74,995
  50,000    Constellation Energy Group
              4.960%+ 06/21/01++##..............      50,000
  50,000    Ford Motor Credit Company
              5.104%+ 06/15/01++................      50,000
            General Motors Acceptance
              Corporation
  25,000      5.286%+ 04/12/01++................      25,000
  13,000      5.698%+ 04/30/01++................      13,002
  50,000      4.983%+ 06/19/01++................      50,000
            Goldman Sachs Group, Inc.
  50,000      6.590% 05/10/01...................      50,000
  25,000      5.110% 05/15/01...................      25,000
  25,000      6.830% 06/04/01(--)...............      25,000
  50,000      5.510% 07/17/01...................      50,000
  50,000    Household Finance Corporation
              5.195%+ 04/16/01++................      50,000
  60,000    K2 (USA) LLC
              7.200% 07/16/01##.................      60,000
  50,000    KeyCorp
              5.581%+ 04/24/01++................      50,000
            Lehman Brothers Holdings Inc.
  17,000      5.506%+ 04/03/01++................      17,003
  15,500      5.543%+ 04/05/01++................      15,513
  30,000      5.010%+ 04/22/01++................      30,000
  85,000    Links Finance LLC
              5.046%+ 04/20/01++##..............      84,995
  15,000    Links Finance LLC, MTN
              5.004%+ 06/15/01##................      14,999
            Merrill Lynch and Company
  30,000      5.350%+ 04/01/01++................      29,999
  25,000      5.350%+ 04/01/01++................      25,000
  50,000      5.036%+ 04/19/01++................      50,000
 100,000    Morgan Stanley Dean Witter and
              Company
              5.189%+ 04/15/01++................     100,000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            CORPORATE BONDS AND NOTES -- (CONTINUED)
$ 50,000    National Rural Utilities Cooperative
              Finance Corporation
              5.100% 02/05/02...................  $   50,000
  23,195    Resources & Conservation
              5.100%+ 04/05/01++................      23,195
 114,000    SBC Communications Inc.
              5.475%+ 05/01/01##................     113,997
  25,000    Sigma Finance, Inc.
              4.865%+ 04/03/01++##..............      25,000
  25,000    U.S. Bancorp
              5.030%+ 04/21/01++................      25,002
                                                  ----------
                                                   1,442,700
                                                  ----------
            TOTAL CORPORATE OBLIGATIONS
            (Cost $3,515,196)...................   3,515,196
                                                  ----------
            FUNDING AGREEMENTS -- 1.9%
            Anchor National Life Insurance
              Company
  50,000      5.490%+ 04/01/01++(--)............      50,000
  25,000      6.461%+ 04/01/01++(--)............      25,000
  50,000    Sun America Life Insurance Company
              of America
              6.491%+ 04/01/01++(--)............      50,000
                                                  ----------
            TOTAL FUNDING AGREEMENTS
            (Cost $125,000).....................     125,000
                                                  ----------
            MUNICIPAL BONDS AND NOTES -- 0.2%
            MISSISSIPPI -- 0.2%
            (Cost $14,000)
  14,000    Mississippi Business Financing
              Corporation IDR, (Telepex Inc.
              Project)
              Series 2000, (First Union National
              Bank LOC),
              5.100%+ 04/05/01++................      14,000
                                                  ----------
            REPURCHASE AGREEMENTS -- 15.7%
 100,000    Agreement with Goldman Sachs and
              Company, 5.450% dated 03/30/01 to
              be repurchased at $100,045 on
              04/02/01 collateralized by:
              $102,000 Various Commercial Paper
              due 04/26/01 - 05/30/01...........     100,000
 300,000    Agreement with Salomon Smith Barney
              Inc., 5.400% dated 03/30/01 to be
              repurchased at $300,135 on
              04/02/01 collateralized by:
              $194,663 FNMA, 5.500% - 10.500%
              due 02/01/07 - 03/01/35; $107,831
              FHLMC, 5.500% - 9.250% due
              03/01/10 - 01/01/31...............     300,000
 325,000    Agreement with UBS Warburg,
              5.400% dated 03/30/01 to be
              repurchased at $325,146 on
              04/02/01 collateralized by:
              $213,777 FHLB, due 06/29/01;
              $117,726 FHLMC, due 05/04/01......     325,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

NATIONS FUNDS
Nations Prime Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            REPURCHASE AGREEMENTS -- (CONTINUED)
$300,000    Agreement with UBS Warburg,
              5.450% dated 03/30/01 to be
              repurchased at $300,136 on
              04/02/01 collateralized by:
              $34,308 FHLB, due 06/29/01;
              $264,290 FNMA, due 01/10/02;
              $7,404 FNMA, 6.840% due
              07/18/01..........................  $  300,000
                                                  ----------
            TOTAL REPURCHASE AGREEMENTS
            (Cost $1,025,000)...................   1,025,000
                                                  ----------


           TOTAL INVESTMENTS
           (Cost $6,507,506*)..........   99.7%   6,507,506
                                                 ----------
           OTHER ASSETS AND
             LIABILITIES (NET).........    0.3%
           Cash...............................   $        1
           Interest receivable................       41,244
           Payable for Fund shares redeemed...         (238)
           Investment advisory fee payable....       (1,195)
           Administration fee payable.........         (558)
           Shareholder servicing and
             distribution fees payable........         (917)
           Distributions payable..............      (18,956)
           Accrued Directors' fees and
             expenses.........................         (233)
           Accrued expenses and other
             liabilities......................         (485)
                                                 ----------
           TOTAL OTHER ASSETS AND LIABILITIES
             (NET)............................       18,663
                                                 ----------
           NET ASSETS..................  100.0%  $6,526,169
                                                 ==========
           NET ASSETS CONSIST OF:
           Distributions in excess of net
             investment income................   $       (1)
           Accumulated net realized loss on
             investments sold.................         (540)
           Paid-in capital....................    6,526,710
                                                 ----------
           NET ASSETS.........................   $6,526,169
                                                 ==========


                                                   VALUE
-----------------------------------------------------------
           NET ASSET VALUE, OFFERING AND
             REDEMPTION PRICE PER SHARE
           PRIMARY A SHARES:
           ($3,969,896,444 / 3,970,310,943
             shares outstanding)..............        $1.00
                                                 ==========
           PRIMARY B SHARES:
           ($70,012,462 / 70,016,044 shares
             outstanding).....................        $1.00
                                                 ==========
           INVESTOR A SHARES:
           ($638,529,137 / 638,623,307 shares
             outstanding).....................        $1.00
                                                 ==========
           INVESTOR B SHARES:
           ($765,151,969 / 765,249,947 shares
             outstanding).....................        $1.00
                                                 ==========
           INVESTOR C SHARES:
           ($4,816,615 / 4,818,512 shares
             outstanding).....................        $1.00
                                                 ==========
           DAILY SHARES:
           ($1,037,868,984 / 1,038,250,905
             shares outstanding)..............        $1.00
                                                 ==========
           MARSICO SHARES:
           ($39,893,583 / 39,893,151 shares
             outstanding).....................        $1.00
                                                 ==========

---------------

 * Aggregate cost for federal tax purposes.

 + Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2001.

 ++ Reset date. Interest rates reset either daily, weekly, monthly, or quarterly.

 (++) Restricted Security (Note 5).

 # Security not registered under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

## Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Treasury Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            U.S. TREASURY OBLIGATIONS -- 37.8%
            U.S. TREASURY BILLS -- 21.6%
$310,000    4.960% 04/19/01.....................  $  309,257
  80,000    4.810% 08/09/01(+)..................      78,607
                                                  ----------
                                                     387,864
                                                  ----------
            U.S. TREASURY NOTES -- 16.2%
  35,000    5.000% 04/30/01(+)..................      34,955
  55,000    6.250% 04/30/01(+)..................      54,980
  25,000    5.625% 05/15/01(+)..................      24,977
  45,000    5.250% 05/31/01(+)..................      44,913
  20,000    5.750% 06/30/01(+)..................      19,976
  20,000    5.500% 07/31/01(+)..................      19,947
  20,000    6.625% 07/31/01(+)..................      20,017
  70,000    6.500% 08/31/01(+)..................      70,277
                                                  ----------
                                                     290,042
                                                  ----------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $677,906)...................     677,906
                                                  ----------
            REPURCHASE AGREEMENTS -- 83.0%
  80,000    Agreement with ABN AMRO Inc.,
              5.270% dated 03/30/01 to be
              repurchased at $80,035 on 04/02/01
              collateralized by: $64,182 U.S.
              Treasury Notes, 6.500% due
              03/31/02; $17,418 U.S. Treasury
              Bonds, 8.125% due 05/15/21........      80,000
  80,000    Agreement with Barclays Capital
              Inc., 5.270% dated 03/30/01 to be
              repurchased at $80,035 on 04/02/01
              collateralized by: $81,600 U.S.
              Treasury Bills, due 09/27/01......      80,000
  80,000    Agreement with Bear, Stearns and
              Company, Inc., 5.370% dated
              03/30/01 to be repurchased at
              $80,036 on 04/02/01 collateralized
              by: $68,474 GNMA, 6.500% due
              03/15/31; $13,259 GNMA II, 7.625%
              due 11/20/27......................      80,000
  80,000    Agreement with Chase Securities
              Inc., 5.350% dated 03/30/01 to be
              repurchased at $80,036 on 04/02/01
              collateralized by: $81,602 GNMA,
              6.500% - 9.000% due 01/15/31 -
              03/15/31..........................      80,000
 374,262    Agreement with Credit Suisse First
              Boston Corporation, Interest is
              payable monthly. The agreement is
              terminable by the Fund daily. The
              final maturity date of the
              agreement is 04/02/01
              collateralized by: $218,041 U.S.
              Treasury Strips, Interest Only,
              due 05/15/00 - 02/15/17; $169,377
              U.S. Treasury Strips, Principal
              Only, 9.250% - 10.750% due
              08/15/25 - 02/15/16++.............     374,262

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            REPURCHASE AGREEMENTS -- CONTINUED
$ 59,870    Agreement with Credit Suisse First
              Boston Corporation, 5.350% dated
              03/30/01 to be repurchased at
              $59,897 on 04/02/01 collateralized
              by: $61,102 GNMA, 6.500% - 8.000%
              due 06/15/17 - 12/15/30...........  $   59,870
  80,000    Agreement with First Union
              Securities, Inc., 5.250% dated
              03/30/01 to be repurchased at
              $80,035 on 04/02/01 collateralized
              by: $80,001 U.S. Treasury Bonds,
              7.875% - 8.750% due 08/15/20 -
              02/15/21..........................      80,000
  50,000    Agreement with Lehman Brothers Inc.,
              5.250% dated 03/30/01 to be
              repurchased at $50,022 on 04/02/01
              collateralized by: $51,000 U.S.
              Treasury Strips, Principal Only,
              due 02/15/19 - 08/15/25...........      50,000
  75,000    Agreement with Morgan Stanley Dean
              Witter and Company, 5.020% dated
              03/29/01 to be repurchased at
              $75,042 on 04/02/01 collateralized
              by: $76,576 U.S. Treasury Notes,
              5.750% due 10/31/02...............      75,000
 120,000    Agreement with Salomon Smith Barney
              Inc., 5.270% dated 03/30/01 to be
              repurchased at $120,053 on
              04/02/01 collateralized by:
              $122,452 U.S. Treasury Notes,
              5.875% - 6.625% due
              11/31/01 - 03/31/02...............     120,000
 250,000    Agreement with Salomon Smith Barney
              Inc., 5.370% dated 03/30/01 to be
              repurchased at $250,112 on
              04/02/01 collateralized by:
              $246,218 GNMA, 5.500% - 8.000% due
              04/15/14 - 03/15/15; $8,782 GNMA
              II, 6.300% - 7.375% due
              01/20/25 - 09/20/29...............     250,000
  80,000    Agreement with UBS Warburg, 5.270%
              dated 03/30/01 to be repurchased
              at $80,035 on 04/02/01
              collateralized by: $81,602 U.S.
              Treasury Bills, due 02/28/02......      80,000
  80,000    Agreement with Westdeutsche
              Landesbank, Girozentrale, 5.370%
              dated 03/30/01 to be repurchased
              at $80,036 on 04/02/01
              collateralized by: $79,555 GNMA,
              7.000% - 7.625% due 11/20/27 -
              03/15/31; $2,532 GNMA II, 6.500% -
              7.375% due 04/20/26 - 12/20/28....      80,000
                                                  ----------
            TOTAL REPURCHASE AGREEMENTS
              (Cost $1,489,132).................   1,489,132
                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

NATIONS FUNDS
Nations Treasury Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

                                                    VALUE
                                                    (000)
------------------------------------------------------------
          TOTAL INVESTMENTS
            (Cost $2,167,038*).........  120.8%   $2,167,038
                                                  ----------
          OTHER ASSETS AND
            LIABILITIES (NET)..........  (20.8)%
          Cash................................    $        1
          Interest receivable.................         4,927
          Payable for reverse repurchase
            agreements........................      (374,262)
          Investment advisory fee payable.....          (334)
          Administration fee payable..........          (152)
          Shareholder servicing and
            distribution fees payable.........          (338)
          Distributions payable...............        (3,036)
          Accrued Directors' fees and
            expenses..........................          (161)
          Accrued expenses and other
            liabilities.......................          (129)
                                                  ----------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET).............................      (373,484)
                                                  ----------
          NET ASSETS...................  100.0%   $1,793,554
                                                  ==========
          NET ASSETS CONSIST OF:
          Accumulated net realized loss on
            investments sold..................    $     (169)
          Paid-in capital.....................     1,793,723
                                                  ----------
          NET ASSETS..........................    $1,793,554
                                                  ==========
          NET ASSET VALUE, OFFERING AND
            REDEMPTION PRICE PER SHARE
          PRIMARY A SHARES:
          ($613,118,809 / 613,408,565 shares
            outstanding)......................         $1.00
                                                       -----
                                                       -----
          PRIMARY B SHARES:
          ($12,248,909 / 12,255,378 shares
            outstanding)......................         $1.00
                                                       -----
                                                       -----
          INVESTOR A SHARES:
          ($914,263,910 / 914,831,950 shares
            outstanding)......................         $1.00
                                                       -----
                                                       -----
          INVESTOR B SHARES:
          ($194,898,315 / 195,009,417 shares
            outstanding)......................         $1.00
                                                       -----
                                                       -----
          INVESTOR C SHARES:
          ($114,014 / 114,066 shares
          outstanding)........................         $1.00
                                                       -----
                                                       -----
          DAILY SHARES:
          ($58,909,632 / 59,001,416 shares
            outstanding)......................         $1.00
                                                       -----
                                                       -----

---------------

 * Aggregate cost for federal tax purposes.

 (+) Denotes security, or a portion thereof, subject to repurchase under reverse repurchase agreement as of March 31, 2001.

++ Security segregated as collateral for reverse repurchase agreement.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Government Money Market Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS -- 99.7%
            FEDERAL FARM CREDIT BANK
              (FFCB) -- 3.4%
 $17,000    Discount note 05/07/01................   $ 16,900
                                                     --------
            FEDERAL HOME LOAN BANK (FHLB) -- 94.3%
  25,000    4.945%+ 04/01/01++....................     24,993
  25,000    4.980%+ 04/01/01++....................     24,995
  20,000    5.111%+ 04/01/01++....................     19,997
  28,825    Discount note 04/02/01................     28,821
  30,000    6.660% 04/06/01.......................     30,000
  25,000    4.964%+ 04/15/01++....................     24,994
  10,000    4.994%+ 04/15/01++....................      9,997
  10,000    5.009%+ 04/15/01++....................      9,999
  10,000    5.014%+ 04/15/01++....................      9,998
  64,563    Discount note 04/20/01................     64,398
  20,000    4.800%+ 04/21/01++....................     19,995
  40,000    Discount note 04/25/01................     39,859
  10,000    5.356%+ 04/26/01++....................      9,997
  10,000    5.750% 04/30/01.......................      9,992
   3,270    Discount note 05/23/01................      3,246
  10,000    Discount note 05/25/01................      9,900
  49,721    Discount note 06/08/01................     49,275
  24,060    Discount note 06/12/01................     23,782
  10,000    5.830% 06/22/01.......................      9,897
  20,000    6.875% 07/03/01.......................     20,002
   2,000    6.700% 12/19/01.......................      2,023
  20,000    6.750% 02/01/02.......................     20,323
                                                     --------
                                                      466,483
                                                     --------
            STUDENT LOAN MARKETING ASSOCIATION
              (SLMA) -- 2.0%
  10,000    5.800% 06/29/01.......................      9,874
                                                     --------
            TOTAL U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS
              (Cost $493,257).....................    493,257
                                                     --------


                                                    VALUE
                                                    (000)
-----------------------------------------------------------
          TOTAL INVESTMENTS
            (Cost $493,257*).............    99.7% $493,257
                                                   --------
          OTHER ASSETS AND
            LIABILITIES (NET)............     0.3%
          Cash..................................   $      1
          Receivable for Fund shares sold.......        550
          Interest receivable...................      2,506
          Investment advisory fee payable.......        (59)
          Administration fee payable............        (37)
          Shareholder servicing and distribution
            fees payable........................        (33)
          Distributions payable.................     (1,442)
          Accrued Trustees' fees and expenses...        (44)
          Accrued expenses and other
            liabilities.........................        (57)
                                                   --------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)...............................      1,385
                                                   --------
          NET ASSETS.....................   100.0% $494,642
                                                   ========
          NET ASSETS CONSIST OF:
          Accumulated net realized gain on
            investments sold....................   $      8
          Paid-in capital.......................    494,634
                                                   --------
          NET ASSETS............................   $494,642
                                                   ========
          NET ASSET VALUE, OFFERING AND
            REDEMPTION PRICE PER SHARE
          PRIMARY A SHARES:
          ($360,757,681 / 360,750,148 shares
            outstanding)........................      $1.00
                                                      -----
                                                      -----
          PRIMARY B SHARES:
          ($254,540 / 254,840 shares
            outstanding)........................      $1.00
                                                      -----
                                                      -----
          INVESTOR A SHARES:
          ($22,925,520 / 22,923,956 shares
            outstanding)........................      $1.00
                                                      -----
                                                      -----
          INVESTOR B SHARES:
          ($89,346,703 / 89,347,336 shares
            outstanding)........................      $1.00
                                                      -----
                                                      -----
          INVESTOR C SHARES:
          ($480,510 / 480,454 shares
            outstanding)........................      $1.00
                                                      -----
                                                      -----
          DAILY SHARES:
          ($20,876,645 / 20,876,457 shares
            outstanding)........................      $1.00
                                                      -----
                                                      -----

---------------

 * Aggregate cost for federal tax purposes.

 + Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2001.

++ Reset date. Interest rates reset either daily, weekly, monthly, or quarterly.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2001

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 100.6%
            ALABAMA -- 4.8%
$  8,265    Alabama Housing Finance Authority
              Multi-Family Housing Revenue
              Refunding, (Rime Village
              Apartments -
              Hoover Project) Series 1996A,
              (FNMA Collateral Agreement),
              3.450% 06/15/26**#................  $    8,265
  10,775    Alabama Housing Finance Authority
              Multi-Family Housing Revenue
              Refunding, (Rime Village
              Apartments -
              Huntsville Project) Series 1996B,
              (FNMA Collateral Agreement),
              3.450% 06/15/26**#................      10,775
  16,700    Alabama Special Care Facilities
              Financing Authority Hospital
              Revenue, (Montgomery Hospital
              Project) Series 1985, (FGIC
              Insured, FGIC-SPI SBPA),
              3.400% 04/01/15**.................      16,700
   7,600    Birmingham Alabama Medical Clinic
              Board Revenue, (University of
              Alabama Health Services Foundation
              Project) Series 2001A, (First
              Commercial Bank LOC, Columbus Bank
              and Trust LOC),
              3.600% 03/01/31**.................       7,600
  20,360    Birmingham, Alabama Medical Clinic
              Board Revenue, (Medical
              Advancement Foundation Project)
              Series 2000A, (Columbus Bank &
              Trust LOC, First Commercial Bank
              LOC),
              4.000% 09/01/30**.................      20,360
  17,340    Birmingham, Alabama Special Care
              Facilities Financing Authority
              Revenue, (Baptist Medical Center
              Project) Series 2000, (Merrill
              Lynch Guarantee, Merrill Lynch
              SBPA),
              3.750% 11/01/02**#................      17,340
  21,000    Daphne, Alabama Special Care
              Facilities Financing Authority
              Revenue, (Mercy Medical Project)
              Series 1997, (AmSouth Bank LOC),
              3.400% 12/01/27**.................      21,000
   3,800    Gadsen, Alabama Industrial
              Development Board PCR Refunding,
              (Alabama Power Company Project)
              Series 1994,
              4.000% 06/01/15**.................       3,800
     560    Homewood, Alabama Industrial
              Development Board Revenue
              Refunding, (Keebler Company
              Project) Series 1993, (Bank of
              Nova Scotia LOC),
              3.600% 11/01/04**.................         560

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            ALABAMA -- (CONTINUED)
$  9,260    Mobile, Alabama ASMS Public
              Educational Building Authority
              Revenue, (Alabama High School Math
              and Science Foundation Project)
              Series 1997, (AmSouth Bank of
              Alabama LOC),
              3.600% 07/01/22**.................  $    9,260
   4,400    Parrish, Alabama Industrial
              Development Board PCR, (Alabama
              Power Company Project) Series
              1994,
              3.950% 06/01/15**.................       4,400
   7,270    Phenix County, Alabama Industrial
              Development Board Environmental
              Improvement Revenue, (Mead Coated
              Board, Inc. Project) Series 1993A,
              AMT, (Toronto Dominion Bank LOC),
              3.950% 06/01/28**.................       7,270
   5,400    Phenix County, Alabama Industrial
              Development Board Environmental
              Improvement Revenue, (Mead Coated
              Board, Inc. Project) Series 1996,
              AMT, (Bayerische Hypotheken und
              Vereinsbank LOC),
              3.950% 03/01/31**.................       5,400
                                                  ----------
                                                     132,730
                                                  ----------
            ALASKA -- 0.1%
   1,965    Valdez, Alaska Marine Terminal
              Revenue Refunding, (Exxon Pipeline
              Company Project) Series 1993A,
              3.200% 12/01/33**.................       1,965
   2,000    Valdez, Alaska Marine Terminal
              Revenue Refunding, (Exxon Pipeline
              Company Project) Series 1993B,
              (Exxon Corporation Guarantee),
              3.700% 12/01/33**.................       2,000
                                                  ----------
                                                       3,965
                                                  ----------
            ARIZONA -- 0.6%
   3,700    Goodyear, Arizona Industrial
              Development Authority IDR, (Walle
              Corporation Project) Series 1995,
              AMT, (Bank One Kentucky, N.A.
              LOC),
              3.700% 05/01/15**#................       3,700
  14,150    Maricopa County, Arizona Pollution
              Control Corporation PCR, (Arizona
              Public Service Company Project)
              Series 1994C, (Toronto Dominion
              Bank LOC),
              3.900% 05/01/29**.................      14,150
                                                  ----------
                                                      17,850
                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            ARKANSAS -- 0.8%
$ 11,500    Crossett, Arkansas PCR Refunding,
              (Georgia-Pacific Corporation
              Project) Series 1998, (SunTrust
              Bank LOC),
              3.450% 08/01/04**#................  $   11,500
   6,300    Little Rock, Arkansas Metrocentre
              District Number 1 Improvement
              Revenue, (Little Rock Newspapers,
              Inc. Project) Series 1985, (Bank
              of New York LOC),
              3.800% 12/01/25**#................       6,300
   3,250    Lowell, Arkansas IDR, (Little Rock
              Newspapers, Inc. Project) Series
              1996, AMT, (Bank of New York LOC),
              3.650% 06/01/31**#................       3,250
                                                  ----------
                                                      21,050
                                                  ----------
            CALIFORNIA -- 1.9%
  19,725    California Higher Education Loan
              Authority Inc. Student Loan
              Revenue Refunding, Sr. Lien,
              Series 1992A-1, (SLMA Guarantee),
              Mandatory Put 07/01/01,
              4.400% 07/01/01...................      19,725
  10,000    California Higher Education Loan
              Authority Inc. Student Loan
              Revenue Refunding, Sr. Lien,
              Series 1992A-2-6, (SLMA Guarantee)
              Mandatory Put 04/01/01,
              4.300% 12/01/02...................      10,000
  10,000    California Higher Education Loan
              Authority Inc. Student Loan
              Revenue Refunding, Sr. Lien,
              Series 1992A-4, AMT, (SLMA
              Guarantee) Mandatory Put 04/01/01,
              4.350% 03/01/05...................      10,000
  12,800    Los Angeles, California Regional
              Airports Improvement Corporation
              Terminal Facilities Revenue, (LAX
              Two Corporation - Los Angeles
              International Airport Project)
              Series 1989, AMT, (Societe
              Generale LOC),
              3.950% 12/01/25**.................      12,800
                                                  ----------
                                                      52,525
                                                  ----------
            COLORADO -- 2.8%
   5,050    Adams County, Colorado Multi-Family
              Housing Revenue, (Hunter's Cove
              Project) Series 1985A, (FHLMC
              Guarantee),
              3.700% 01/15/14**.................       5,050
   1,000    Arapahoe County, Colorado
              Multi-Family Revenue Refunding,
              (Stratford Station Project) Series
              1994, (FNMA Collateral Agreement),
              3.500% 11/01/17**.................       1,000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            COLORADO -- (CONTINUED)
$  9,500    Colorado Housing Finance Authority
              Revenue Refunding, (Multi-Family
              Central Park Project) Series 1996,
              (FNMA Collateral Agreement),
              3.550% 10/15/16**.................  $    9,500
   3,450    Denver City and County, Colorado
              Airport Revenue, Series 1992F,
              AMT, (Dexia Credit Local de France
              LOC),
              3.550% 11/15/25**.................       3,450
   4,900    Denver City and County, Colorado
              Airport Revenue, Series 1992G,
              AMT, (Dexia Credit Local de France
              LOC),
              3.550% 11/15/25**.................       4,900
   4,285    Denver City and County, Colorado
              Multi-Family Housing Revenue
              Refunding, (Regency Park Project)
              Series 1989B, (Commerzbank A.G.
              LOC),
              3.550% 12/15/14**.................       4,285
   5,305    El Paso County, Colorado
              Multi-Family Housing Revenue
              Refunding, (Briarglen Apartments
              Project) Series 1995, (FHLMC
              Guarantee),
              3.500% 12/01/24**#................       5,305
   3,710    Moffat County, Colorado PCR,
              (Pacificorp Project) Series 1994,
              AMT, (AMBAC Insured, Bank of New
              York SBPA),
              3.250% 05/01/13**.................       3,710
   1,600    Moffat County, Colorado PCR,
              (Pacificorp Project) Series 1994,
              AMT, (AMBAC Insured, Bank of New
              York SBPA),
              3.750% 05/01/13**.................       1,600
  33,800    Moffat County, Colorado PCR,
              (Tri-State Colorado - Utah
              Electric Cooperative Project)
              Series 1984, (AMBAC Insured,
              Societe Generale SBPA),
              3.500% 07/01/10**.................      33,800
   1,400    Pitkin County, Colorado IDR, (Aspen
              Skiing Company Project) Series
              1984B, AMT, (First National Bank
              of
              Chicago LOC),
              3.950% 04/01/14**#................       1,400
   4,700    Pitkin County, Colorado Industrial
              Development Authority Revenue
              Refunding, (Aspen Skiing Project)
              Series 1994A, (First National Bank
              of Chicago LOC),
              3.800% 04/01/16**#................       4,700
                                                  ----------
                                                      78,700
                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            DELAWARE -- 3.4%
$ 11,000    Delaware State Economic Development
              Authority IDR, (Clean Power
              Project) Series 1997D, AMT,
              (Motiva Enterprises LLC
              Guarantee),
              3.700% 08/01/29**.................  $   11,000
  15,000    Delaware State Economic Development
              Authority IDR, (Star Enterprise
              Project) Series 1997B, AMT,
              (Motiva Enterprises LLC
              Guarantee),
              3.700% 08/01/29**.................      15,000
  29,420    Delaware State Economic Development
              Authority Revenue, (Hospital
              Billing and Collection Services,
              Inc. Project) Series 1985A, (AMBAC
              Insured, Morgan Stanley SBPA),
              3.420% 12/01/15**.................      29,420
  31,095    Delaware State Economic Development
              Authority Revenue, (Hospital
              Billing and Collection Services,
              Inc. Project) Series 1985B, (AMBAC
              Insured, Morgan Stanley SBPA),
              3.500% 12/01/15**.................      31,095
   8,800    Delaware State Economic Development
              Authority Revenue, (Hospital
              Billing and Collection Services,
              Inc. Project) Series 1985C, (AMBAC
              Insured, Morgan Stanley SBPA),
              3.500% 12/01/15**.................       8,800
                                                  ----------
                                                      95,315
                                                  ----------
            FLORIDA -- 2.7%
   6,100    Dade County, Florida Special
              Revenue, (Youth Fair and
              Exposition Project) Series 1995,
              (SunTrust Bank of Central Florida
              LOC),
              3.500% 08/01/15**.................       6,100
  23,140    Florida Housing Finance Agency
              Multi-Family Housing Revenue,
              (Kings Colony Associates Ltd.
              Project) Series 1988D, (Credit
              Suisse First Boston LOC),
              3.650% 08/01/06**.................      23,140
   4,500    Jacksonville, Florida Hospital
              Revenue, (University Medical
              Center Project) Series 1989,
              (Morgan Guaranty Trust LOC),
              3.730% 02/01/19**.................       4,500
   3,645    Manatee County, Florida Housing
              Finance Authority Multi-Family
              Mortgage Revenue, (Hampton Court
              Project) Series 1989A, (Credit
              Suisse First Boston LOC),
              3.450% 06/01/07**#................       3,645
   1,400    Martin County, Florida PCR
              Refunding, (Florida Power and
              Light Project) Series 2000,
              3.300% 07/15/22**.................       1,400

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            FLORIDA -- (CONTINUED)
$ 12,600    Martin County, Florida PCR
              Refunding, (Florida Power and
              Light Project), Series 2000,
              3.800% 07/15/22**.................  $   12,600
  11,200    Miami, Florida Health Facilities
              Authority Health Facilities
              Revenue, (Miami Jewish Home and
              Hospital Project) Series 1996,
              (SunTrust Bank Miami LOC),
              3.500% 12/01/16**#................      11,200
  10,000    Orange County, Florida Industrial
              Development Authority IDR, (Bishop
              Moore High School Project) Series
              2000, (SunTrust Bank LOC),
              3.500% 10/01/25**.................      10,000
   2,550    St. Lucie County, Florida IDR
              Refunding, (Florida Convalescent
              Centers Project) Series 1988,
              (Toronto Dominion Bank LOC),
              3.550% 01/01/11**.................       2,550
                                                  ----------
                                                      75,135
                                                  ----------
            GEORGIA -- 11.5%
  32,000    Bartow County, Georgia Development
              Authority PCR, (Georgia Power
              Company - Bowden Project) Series
              1998,
              3.950% 03/01/24**.................      32,000
   5,300    Bibb County, Georgia Development
              Authority Revenue, (First
              Presbyterian Day School Project)
              Series 1999, (SunTrust Bank of
              Georgia LOC),
              3.500% 05/01/19**#................       5,300
   4,300    Burke County, Georgia Development
              Authority PCR, (Georgia Power
              Company - Plant Vogtle Project)
              Series 1995,
              3.950% 04/01/25**.................       4,300
   5,700    Burke County, Georgia Development
              Authority PCR, (Georgia Power
              Company - Plant Vogtle Project)
              Series 1996,
              3.950% 09/01/26**.................       5,700
   6,550    Burke County, Georgia Development
              Authority PCR, (Georgia Power
              Company Plant - Plant Vogtle
              Project) Series 1995-3,
              3.950% 09/01/25**.................       6,550
  10,300    Clayton County, Georgia Hospital
              Authority Revenue Anticipation
              Certificates, (Southern Regional
              Medical Center Project) Series
              1998B, (SunTrust Bank LOC),
              3.500% 08/01/19**#................      10,300

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$  3,380    Clayton County, Georgia Housing
              Authority Multi-Family Housing
              Revenue Refunding, (Village Rouge
              Apartments Project) Series 1990C,
              (FSA Insured, Societe Generale
              SBPA),
              3.450% 01/01/21**.................  $    3,380
   1,695    Cobb County, Georgia IDR,
              (Datagraphic Inc. Project) Series
              1990, AMT, (SouthTrust Bank of
              Alabama LOC),
              3.750% 05/01/05**.................       1,695
   3,400    Cobb County, Georgia Residential
              Care Facilities Elderly Authority,
              (North Georgia Presbyterian Homes,
              Inc. Project) Series 1993,
              (SunTrust Bank LOC),
              3.500% 08/01/18**#................       3,400
  14,550    Cobb-Marietta, Georgia Coliseum and
              Exhibit Hall Authority Revenue,
              Jr. Lien, Series 1996A, (MBIA
              Insured, SunTrust Bank, Atlanta
              SBPA),
              3.550% 10/01/26**#................      14,550
   2,785    College Park, Georgia Business and
              Industrial Development Authority
              Revenue Refunding, (College Park
              Association Project) Series 1997,
              (Bank of New York LOC),
              3.550% 06/01/14**#................       2,785
  20,500    Columbus, Georgia Hospital Authority
              Revenue, (St. Francis Hospital
              Inc., Project) Series 2000A,
              (Columbus Bank & Trust LOC),
              3.600% 01/01/31**.................      20,500
   2,250    Columbus, Georgia Housing Authority
              Multi-Family Housing Revenue
              Refunding, (Quail Ridge Project)
              Series 1988, (Columbus Bank &
              Trust LOC),
              3.850% 02/01/05**.................       2,250
   2,815    Columbus, Georgia Industrial and
              Port Development Commission
              Revenue Refunding, (Parisian, Inc.
              Project) Series 1995, (Columbus
              Bank & Trust LOC),
              3.850% 04/01/07**#................       2,815
   4,280    DeKalb County, Georgia Development
              Authority Industrial Educational
              Revenue, (Catholic School
              Properties, Inc. Project) Series
              1999, (Wachovia Bank, N.A. LOC),
              3.500% 04/01/24**#................       4,280
   6,715    DeKalb County, Georgia Development
              Authority Revenue, (American
              Cancer Society, Inc. Project)
              Series 1988, (SunTrust Bank LOC),
              3.500% 05/01/13**#................       6,715

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$  2,860    DeKalb County, Georgia Hospital
              Authority Revenue Anticipation
              Certificates, (DeKalb Medical
              Center, Inc. Project) Series 1994,
              (SunTrust Bank LOC),
              3.500% 09/01/09**#................  $    2,860
  10,650    DeKalb County, Georgia Housing
              Authority Multi-Family Housing
              Revenue Refunding, (Camden Brook
              Project) Series 1995, (FNMA
              Collateral Agreement),
              3.500% 06/15/25**.................      10,650
  14,935    DeKalb County, Georgia Housing
              Authority Multi-Family Housing
              Revenue Refunding, (Wood Terrace
              Apartments Project) Series 1995,
              (FNMA Collateral Agreement),
              3.500% 12/15/15**.................      14,935
   5,430    DeKalb County, Georgia Housing
              Authority Multi-Family Housing
              Revenue, (Haystack Apartments
              Project) Series 1995, AMT,
              (General Electric Capital
              Corporation Guarantee),
              3.700% 12/01/20**#................       5,430
   7,475    DeKalb County, Georgia Housing
              Authority Multi-Family Housing
              Revenue, (Stone Mill Run
              Apartments Project) Series 1995A,
              AMT, (First Tennessee Bank, N.A.
              LOC),
              3.650% 08/01/27**.................       7,475
   5,200    DeKalb County, Georgia Industrial
              Development Authority IDR, (A.G.
              Rhodes Home Inc. Project) Series
              1996, (SunTrust Bank LOC),
              3.500% 03/01/21**#................       5,200
   5,250    DeKalb County, Georgia Industrial
              Development Authority IDR,
              (Radiation Sterilizers Inc.
              Project) Series 1985, (Comerica
              Bank LOC),
              3.600% 03/01/05**#................       5,250
   5,000    Floyd County, Georgia Development
              Authority University and College
              Improvement Revenue, (Berry
              College, Inc. Project) Series
              1999, (SunTrust Bank LOC),
              3.500% 03/01/24**.................       5,000
   6,440    Fulton County, Georgia Development
              Authority PCR, (General Motors
              Corporation Project) Series 1985,
              3.500% 12/01/01**.................       6,440
  26,900    Fulton County, Georgia Development
              Authority Revenue, (Catholic
              School Properties, Inc. Project)
              Series 1999, (Wachovia Bank, N.A.
              LOC),
              3.500% 04/01/24**#................      26,900

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$ 12,500    Fulton County, Georgia Development
              Authority Revenue, (Robert W.
              Woodruff Arts Center Project)
              Series 1993, (Wachovia Bank of
              Georgia LOC),
              3.500% 08/01/18**#................  $   12,500
   3,000    Fulton County, Georgia Development
              Authority Revenue, (Spelman
              College Project) Series 1996,
              (SunTrust Bank LOC),
              3.500% 06/01/16**#................       3,000
   1,900    Greene County, Georgia Industrial
              Development Authority IDR,
              (Chipman-Union, Inc. Project)
              Series 1995A, AMT, (SunTrust Bank
              LOC),
              3.600% 03/01/05**#................       1,900
   7,500    Gwinnett County, Georgia Industrial
              Development Authority IDR, (United
              Stationers Company Project) Series
              1990, (PNC Bank of Ohio, N.A.
              LOC),
              3.600% 12/31/02**#................       7,500
   3,000    Henry County, Georgia Development
              Authority Revenue Refunding,
              (Georgia-Pacific Corporation
              Project) Series 1993, (SunTrust
              Bank LOC),
              3.500% 05/01/04**#................       3,000
   7,640    Marietta, Georgia Housing Authority
              Multi-Family Revenue, (Franklin
              Walk Apartments Project) Series
              1990, (Wachovia Bank, N.A. LOC),
              3.550% 01/01/32**.................       7,640
  11,225    Marietta, Georgia Housing Authority
              Multi-Family Revenue, (Winterset
              Apartments Project) Series 1996P,
              (FNMA Collateral Agreement),
              3.500% 02/01/26**.................      11,225
   6,400    Monroe County, Georgia Development
              Authority PCR, (Georgia Power
              Company Scherer Project) Series
              1995,
              3.950% 07/01/25**.................       6,400
   1,000    Newton County, Georgia Industrial
              Development Authority IDR, (H.B.
              Fuller Company Project) Series
              1984, (Banc One N.A. LOC),
              3.650% 12/01/04**.................       1,000
   9,800    Richmond County, Georgia Hospital
              Authority Revenue Anticipation
              Certificates, (University Health
              Services, Inc. Project) Series
              1999, (SunTrust Bank LOC),
              3.500% 01/01/19**.................       9,800
   8,600    Smyrna, Georgia Housing Authority
              Multi-Family Housing Revenue,
              (Gardens of Post Village Apartment
              Project) Series 1996, (FNMA
              Collateral Agreement),
              3.450% 06/01/25**#................       8,600

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$ 18,400    Smyrna, Georgia Housing Authority
              Multi-Family Housing Revenue,
              (Post Apartment Homes - Post
              Valley, LP Project) Series 1995,
              (FNMA Collateral Agreement),
              3.450% 06/01/25**#................  $   18,400
   3,000    Thomasville, Georgia Payroll
              Development Authority Industrial
              Revenue, (Scruggs Company Project)
              Series 2000, (First Union National
              Bank LOC),
              3.650% 08/01/10**#................       3,000
   5,350    Worth County, Georgia Industrial
              Development Authority Revenue
              Refunding, (Seabrook Enterprises,
              Inc. Project) Series 1996A,
              (Harris Trust and Savings Bank
              LOC),
              3.500% 08/01/23**#................       5,350
                                                  ----------
                                                     315,975
                                                  ----------
            HAWAII -- 0.3%
   8,300    Hawaii State Housing Finance and
              Development Corporation Rental
              Housing System Revenue, Series
              1989A, (Banque Nationale de Paris
              LOC),
              3.400% 07/01/24**.................       8,300
                                                  ----------
            IDAHO -- 0.8%
  22,215    Idaho Housing and Finance
              Association, Series 1998PT-173,
              AMT, (Commerzbank AG SBPA),
              4.450% 04/12/01**##(--)...........      22,215
                                                  ----------
            ILLINOIS -- 16.4%
   2,100    Chicago, Illinois Airport Special
              Facilities Revenue, (Centerpoint
              O'Hare Project) Series 1997, AMT,
              (First National Bank of Chicago
              LOC),
              3.650% 09/01/32**#................       2,100
   7,600    Chicago, Illinois O'Hare
              International Airport Authority
              Revenue, (American Airlines, Inc.
              Project) Series 1983B,
              (Hypovereinsbank LOC),
              3.950% 12/01/17**.................       7,600
   1,915    Illinois Development Finance
              Authority IDR Refunding, (St.
              Xavier University Project) Series
              1992, (American National Bank &
              Trust Company LOC),
              3.600% 10/01/12**.................       1,915
   5,855    Illinois Development Finance
              Authority IDR, (Mason Corporation
              Project) Series 2000A, (American
              National Bank & Trust LOC),
              3.800% 11/01/20**.................       5,855
   3,430    Illinois Development Finance
              Authority IDR, (Randolph Pickle
              Corporation Project) Series 1992,
              AMT, (American National Bank &
              Trust Company LOC),
              3.800% 06/01/12**.................       3,430

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$  2,000    Illinois Development Finance
              Authority Revenue, (Chicago
              Symphony Orchestra - Orchestral
              Association Project) Series 1994,
              (Northern Trust Company LOC),
              3.500% 12/01/28**.................  $    2,000
   5,470    Illinois Development Finance
              Authority Revenue, (Little City
              Foundation Project) Series 1994,
              (LaSalle National Bank LOC),
              3.600% 02/01/19**.................       5,470
  12,300    Illinois Development Finance
              Authority Revenue, (Lyric Opera of
              Chicago Project) Series 1994,
              (Northern Trust Company LOC, Bank
              One of Michigan LOC, Harris Trust
              & Savings Bank LOC),
              3.500% 12/01/28**.................      12,300
  13,000    Illinois Development Finance
              Authority Revenue, (YMCA of
              Metropolitan Chicago Project)
              Series 1999A, (Harris Trust &
              Savings Bank LOC),
              3.500% 06/01/29**.................      13,000
   8,900    Illinois Educational Facilities
              Authority Revenue, (Arts Club of
              Chicago Project) Series 1996,
              (Northern Trust Company LOC),
              3.500% 01/01/26**.................       8,900
     700    Illinois Educational Facilities
              Authority Revenue, (Chicago
              Historical Society Project) Series
              1985, (Northern Trust Company
              LOC),
              3.500% 12/01/25**#................         700
  29,000    Illinois Educational Facilities
              Authority Revenue, (Field Museum
              of Natural History Project) Series
              1998, (Northern Trust Company
              LOC),
              3.500% 11/01/32**.................      29,000
   8,000    Illinois Educational Facilities
              Authority Revenue, (Museum of
              Science and Industry Project)
              Series 1992, (First National Bank
              of Chicago LOC),
              3.550% 10/01/26**.................       8,000
  12,669    Illinois Educational Facilities
              Authority Revenue, (Northwestern
              University Project) Series 1988,
              (Northern Trust Company SBPA),
              3.550% 03/01/28**.................      12,669
  20,000    Illinois Educational Facilities
              Authority Revenue, (University of
              Chicago Project) Series 2001,
              3.400% 10/18/01...................      20,000
   1,200    Illinois Health Facilities Authority
              Revenue, (Central Health and
              Northwest Community Hospital
              Project) Series 1985B, (Harris
              Trust & Savings Bank LOC),
              3.650% 10/01/15**#................       1,200

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$  5,900    Illinois Health Facilities Authority
              Revenue, (Central Health and
              Northwest Community Hospital
              Project) Series 1985C, (Harris
              Trust & Savings Bank LOC),
              3.650% 10/01/15**#................  $    5,900
  11,000    Illinois Health Facilities Authority
              Revenue, (Evanston Northwestern
              Healthcare Corporation Project)
              Series 1985B,
              4.450% 08/15/01**#................      11,000
   7,000    Illinois Health Facilities Authority
              Revenue, (Evanston Northwestern
              Healthcare Corporation Project)
              Series 1988,
              4.450% 08/31/01**#................       7,000
  10,000    Illinois Health Facilities Authority
              Revenue, (Evanston Northwestern
              Healthcare Corporation Project)
              Series 1990A,
              4.450% 07/31/01**#................      10,000
  23,000    Illinois Health Facilities Authority
              Revenue, (Evanston Northwestern
              Healthcare Corporation Project)
              Series 1996,
              4.750% 08/15/30**.................      23,000
   4,100    Illinois Health Facilities Authority
              Revenue, (Gottlieb Health
              Resources, Inc. Project) Series
              1994, (Harris Trust & Savings Bank
              LOC),
              3.500% 11/15/24**.................       4,100
  40,000    Illinois Health Facilities Authority
              Revenue, (Resurrection Healthcare
              Project) Series 1999B, (FSA
              Insured, LaSalle Bank, N.A. SBPA),
              3.500% 05/15/29**.................      40,000
   9,550    Illinois Health Facilities Authority
              Revenue, (Sacramento Development
              Association - Park Plaza Center
              Project) Series 1996, (LaSalle
              National Bank LOC),
              3.500% 09/15/20**.................       9,550
   7,100    Illinois Health Facilities Authority
              Revenue, (The Streeterville
              Corporation Project) Series 1994,
              (First National Bank of Chicago
              LOC),
              3.550% 08/15/24**.................       7,100
  44,535    Illinois Metropolitan Pier and
              Exposition Authority Dedicated
              Special Tax Revenue, (McCormick
              Place Project) Series 1998PT-1030,
              (AMBAC Insured, Merrill Lynch
              SBPA),
              3.550% 06/15/27**#................      44,535
   1,600    Illinois State Development Finance
              Authority Economic Development
              Revenue, (Addison 450 LP Project)
              Series 1989, AMT, (American
              National Bank & Trust Company
              LOC),
              3.600% 12/01/09**.................       1,600

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$ 14,000    Illinois State Development Finance
              Authority Economic Development
              Revenue, (Roosevelt University
              Project) Series 1995, (American
              National Bank & Trust Company
              LOC),
              3.600% 04/01/25**.................  $   14,000
   3,920    Illinois State Development Finance
              Authority Revenue, (Chicago
              Academy of Sciences Project)
              Series 1997, (American National
              Bank & Trust Company LOC),
              3.600% 01/01/31**.................       3,920
  46,100    Illinois State Housing Development
              Authority Housing Revenue,
              (Illinois Center Apartments
              Project) Series 1985, (FHLMC
              Guarantee),
              3.350% 01/01/08**.................      46,100
   7,000    Jackson-Union County, Illinois
              Regional District Port Facilities
              Revenue Refunding, (Enron
              Transportation Services Project)
              Series 1994, (First Union National
              Bank LOC),
              3.500% 04/01/24**.................       7,000
  13,700    Kane County, Illinois Educational
              Facilities Revenue, (Glenwood
              School for Boys Project) Series
              1993, (Harris Trust & Savings Bank
              LOC),
              3.500% 02/01/28**.................      13,700
  23,500    Lisle, Illinois Multi-Family Housing
              Revenue, (Ashley of Lisle Project)
              Series 1987, (FHLMC Guarantee),
              3.480% 12/15/25**#................      23,500
   5,100    Mount Morris, Illinois Revenue,
              (Brethren Home Project) Series
              1997, (LaSalle National Bank LOC),
              3.500% 06/01/27**.................       5,100
   7,200    Mundelein, Illinois IDR Refunding,
              (1200 Town Line Road Project)
              Series 1992, (Northern Trust
              Company LOC),
              3.500% 01/01/06**.................       7,200
   7,000    Oak Forest, Illinois Revenue,
              (Homewood Pool - South Suburban
              Mayors Project) Series 1989, (Bank
              One, N.A. LOC),
              3.550% 07/01/24**.................       7,000
   3,670    Palos Hills, Illinois Multi-Family
              Housing Revenue, (Green Oaks
              Project) Series 1998, AMT,
              (LaSalle National Bank LOC),
              3.620% 08/01/29**#................       3,670
   7,000    Quincy, Illinois Revenue, (Quincy
              University Project) Series 1997,
              (Allied Irish Bank, plc LOC),
              3.650% 06/01/22**#................       7,000
   7,100    Sauget, Illinois GO, Series 1997,
              (Dexia Credit Communal de Belgique
              LOC),
              3.500% 02/01/16**.................       7,100

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$  1,100    Southwestern Illinois Development
              Authority IDR, (Robinson Steel
              Company, Inc. Project) Series
              1991, AMT, (American National Bank
              & Trust Company LOC),
              3.600% 12/01/06**.................  $    1,100
   3,050    Will-Kankakee, Illinois Regional
              Development Authority IDR,
              (Unimast, Inc. Project) Series
              2000, AMT, (Citibank, N.A. LOC),
              3.650% 06/01/30**.................       3,050
   5,000    Woodford County, Illinois Industrial
              Development Authority IDR,
              (Parsons Company, Inc. Project)
              Series 1998, AMT, (Bank One
              Illinois, N.A. LOC),
              3.800% 03/01/13**#................       5,000
                                                  ----------
                                                     452,364
                                                  ----------
            INDIANA -- 1.8%
     505    Evansville, Indiana IDR Refunding,
              (Keebler Company Project) Series
              1993, (Bank of Nova Scotia LOC),
              3.600% 06/01/04**.................         505
  14,900    Indiana State Development Finance
              Authority Economic Development
              Educational Facilities Revenue,
              (Indiana Historical Society
              Project) Series 1997, (Bank One
              Michigan, N.A. LOC),
              3.550% 08/01/31**#................      14,900
   9,385    Indiana State Development Finance
              Authority IDR, (Indiana University
              Foundation Project) Series 1998,
              (National City Bank LOC),
              3.650% 08/01/18**#................       9,385
     425    Indiana State Health Facilities
              Financing Authority Capital Access
              Designated Pool Revenue, Series
              1997, (Comerica Bank, N.A. LOC),
              3.550% 01/01/12**.................         425
   4,900    Indianapolis, Indiana Economic
              Development Revenue, (Edgcomb
              Metals Company Project) Series
              1983, (Wells Fargo Bank LOC),
              3.500% 12/01/08**.................       4,900
   2,800    Indianapolis, Indiana Multi-Family
              Housing Revenue, (El-Beulah
              Retirement Village Project) Series
              1996, (Bank One Michigan LOC),
              3.650% 03/01/21**#................       2,800
   4,300    Rockport, Indiana PCR Refunding,
              (AEP Generating Company Project)
              Series 1995B, (AMBAC Insured, Bank
              of New York SBPA),
              3.750% 07/01/25**.................       4,300
   5,100    St. Joseph County, Indiana Economic
              Development Revenue, (Brothers of
              the Holy Cross Project) Series
              1997, (Key Bank, N.A. LOC),
              3.600% 09/01/17**#................       5,100

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            INDIANA -- (CONTINUED)
$  6,600    Terre Haute, Indiana Economic
              Development Revenue, (First
              Financial Corporation Project)
              Series 1985, (First National Bank
              of Chicago LOC),
              3.550% 12/01/15**.................  $    6,600
                                                  ----------
                                                      48,915
                                                  ----------
            IOWA -- 0.1%
   1,900    Iowa State Finance Authority IDR,
              (Sauer-Sundstrand Company Project)
              Series 1996, AMT, (Bayerische
              Hypotheken und Vereinsbank LOC),
              3.600% 05/01/26**#................       1,900
                                                  ----------
            KANSAS -- 1.5%
   4,000    Junction City, Kansas IDR, (Genmar
              Manufacturing Project) Series
              1999, AMT, (Bank of New York LOC),
              3.650% 04/01/19**#................       4,000
   9,600    Kansas State Development Finance
              Authority Exempt Facilities
              Revenue, (Seaboard Project) Series
              1995A, AMT, (Bank of New York
              LOC),
              3.650% 12/01/25**#................       9,600
  28,950    Olathe, Kansas Educational
              Facilities Revenue, (Kansas
              Independent College Association
              Project) Series 1989A, (Key Bank,
              N.A. LOC),
              3.500% 07/01/24**.................      28,950
                                                  ----------
                                                      42,550
                                                  ----------
            KENTUCKY -- 1.4%
   5,000    Carroll County, Kentucky IDR,
              (Kentucky Ladder Company Project)
              Series 1990, AMT, (Bankers Trust
              Company LOC),
              3.900% 09/01/10**.................       5,000
     800    Hopkinsville, Kentucky Industrial
              Building Revenue, (Brazeway, Inc.
              Project) Series 1994, AMT, (Bank
              One Michigan, N.A. LOC),
              3.800% 06/01/04**#................         800
   5,200    Lexington-Fayette County, Kentucky
              Urban County Airport Corporation
              Revenue, (First Mortgage Project)
              Series 1994A, AMT, (Dexia Credit
              Local de France LOC),
              4.050% 04/01/24**.................       5,200
   2,700    Lexington-Fayette County, Kentucky
              Urban County Airport Corporation
              Revenue, (First Mortgage Project)
              Series 1994B, AMT, (Dexia Credit
              Local de France LOC),
              4.050% 04/01/24**.................       2,700
   6,250    Louisville and Jefferson County,
              Kentucky Regional Airport
              Authority Airport Systems Revenue
              BAN,
              Series 1997AA-1, AMT, (National
              City Bank Kentucky LOC),
              3.650% 06/30/02**.................       6,250

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            KENTUCKY -- (CONTINUED)
$  5,250    Mason County, Kentucky PCR, (East
              Kentucky Power National Rural
              Cooperative Project) Series
              1984B-1, (CFC Guarantee),
              3.500% 10/15/14**.................  $    5,250
   8,250    Mason County, Kentucky PCR, (East
              Kentucky Power National Rural
              Cooperative Project) Series
              1984B-2, (CFC Guarantee),
              3.500% 10/15/14**.................       8,250
   5,800    Middletown, Kentucky Revenue,
              (Christian Academy Louisville
              Project) Series 1997, (Bank One of
              Kentucky, N.A. LOC),
              3.650% 07/01/22**#................       5,800
                                                  ----------
                                                      39,250
                                                  ----------
            LOUISIANA -- 3.3%
   3,770    Calcasieu Parish, Louisiana Sales
              Tax, District Number 4-A, Sales
              Tax and Use Revenue, Series 1994
              (Dexia Credit Local First National
              Bank of Commerce),
              3.500% 09/01/01...................       3,770
   1,650    East Baton Rouge Parish, Louisiana
              Solid Waste Disposal Revenue,
              (Exxon Project) Series 1998, AMT,
              (Exxon Guarantee),
              3.800% 12/01/28**.................       1,650
  23,300    Jefferson Parish, Louisiana Hospital
              Service District Number 001
              Revenue Refunding, (West Jefferson
              Medical Center Project) Series
              1996, (Dexia Public Finance Bank
              LOC),
              3.470% 01/01/26**.................      23,300
  22,325    Louisiana Public Facilities
              Authority PCR, (Ciba-Geigy
              Corporation Project) Series 1985,
              (UBS AG LOC),
              3.500% 12/01/04**.................      22,325
  12,000    Louisiana Public Facilities
              Authority Revenue,
              (Inter-Community Health Care
              Project) Series 1999, (Bank of New
              York LOC),
              3.550% 04/01/21**#................      12,000
  15,000    Louisiana State Public Facilities
              Authority Hospital Revenue,
              (Willis-Knighton Medical Center
              Project) Series 1997, (AMBAC
              Insured, Dexia Credit Local de
              France SBPA),
              3.600% 09/01/27**.................      15,000
   9,000    South Louisiana Port Commission
              Facilities Port Revenue, (Holnam,
              Inc. Project) Series 1997, AMT,
              (Wachovia Bank, N.A. LOC),
              3.550% 01/01/27**#................       9,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            LOUISIANA -- (CONTINUED)
$  4,880    Upper Pontalba, Louisiana Building
              Restoration Corporation Revenue
              Refunding, (Upper Pontalba
              Building Project) Series 1996,
              (Bank One Louisiana, N.A. LOC),
              3.650% 12/01/16**#................  $    4,880
                                                  ----------
                                                      91,925
                                                  ----------
            MARYLAND -- 0.8%
   9,100    Baltimore County, Maryland Economic
              Development Revenue, (Fixed Blue
              Circle, Inc. Project) Series 1992,
              (Den Danske Bank LOC),
              3.600% 12/01/17**.................       9,100
   3,300    Baltimore, Maryland Port Facilities
              Revenue, (Occidental Petroleum
              Corporation Project) Series 1981,
              (BNP Paribas LOC),
              3.350% 10/14/11**.................       3,300
   7,500    Maryland State Industrial
              Development Finance Authority
              Economic Development Revenue,
              (General Binding Corporation
              Project) Series 1996, AMT, (Harris
              Trust & Savings Bank LOC),
              3.650% 03/01/26**#................       7,500
   2,300    Maryland State Industrial
              Development Finance Authority
              Revenue, (Rock-Tenn Converting
              Company Project) Series 1994, AMT,
              (SunTrust Bank LOC),
              3.550% 05/01/06**#................       2,300
                                                  ----------
                                                      22,200
                                                  ----------
            MICHIGAN -- 1.8%
   7,500    Grand Rapids, Michigan Economic
              Development Corporation IDR
              Refunding, (Baker, Knapp and
              Tubbs, Inc. Project) Series 1992,
              (Wachovia Bank, N.A. LOC),
              3.500% 06/01/12**#................       7,500
   2,780    Jackson County, Michigan Economic
              Development Corporation IDR
              Refunding, (Jackson Associates,
              LLC Project) Series 1994, (Bank
              One of Dayton, N.A. LOC),
              3.650% 10/01/14**#................       2,780
  14,800    University of Michigan Board of
              Regents Revenue, (University of
              Michigan Hospitals Project) Series
              1995A,
              3.750% 12/01/27**.................      14,800
  13,500    University of Michigan Hospital
              Revenue Refunding, (University of
              Michigan Hospitals Project) Series
              1992A,
              3.750% 12/01/19**.................      13,500
   1,400    University of Michigan Hospital
              Revenue, (University of Michigan
              Medical Service Plan Project)
              Series 1995A,
              3.750% 12/01/27**.................       1,400

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            MICHIGAN -- (CONTINUED)
$  9,400    University of Michigan Hospital
              Revenue, (University of Michigan
              Medical Service Plan) Series
              1998A-1,
              3.750% 12/01/21**.................  $    9,400
                                                  ----------
                                                      49,380
                                                  ----------
            MINNESOTA -- 0.5%
   5,540    Minneapolis, Minnesota Community
              Development Agency Revenue, (Arena
              Acquisition Project) Series 1995A,
              (US Bank, N.A. LOC),
              3.500% 10/01/24**.................       5,540
   3,200    Minnesota State Housing Finance
              Agency, (Single-Family Mortgage
              Project) Series 2000E, AMT,
              (Bayerische Landesbank Guarantee),
              4.350% 05/01/01...................       3,200
   5,000    St. Paul, Minnesota Housing and
              Redevelopment Authority Revenue,
              (Cretin-Derham Hall Project)
              Series 2001, (Allied Irish
              Bank, plc LOC),
              3.500% 02/01/26**.................       5,000
                                                  ----------
                                                      13,740
                                                  ----------
            MISSISSIPPI -- 0.4%
   1,500    Mississippi Business Finance
              Corporation IDR, (Choctaw Maid
              Farms, Inc. Project) Series 1995,
              AMT, (Rabobank Nederland LOC),
              3.550% 03/01/10**#................       1,500
   1,500    Mississippi Business Finance
              Corporation, (Trilogy
              Communications Project) Series
              1995, AMT, (First Union National
              Bank LOC),
              3.600% 06/01/05**#................       1,500
   9,200    University of Mississippi
              Educational Building Corporation
              Revenue, (Campus Improvements
              Project) Series 2000, (AmSouth
              Bank, N.A.),
              3.550% 10/01/20**.................       9,200
                                                  ----------
                                                      12,200
                                                  ----------
            MISSOURI -- 3.8%
   5,000    Berkeley, Missouri Industrial
              Development Authority IDR, (Flight
              Safety International, Inc.
              Project) Series 1984, (Wachovia
              Bank, N.A. LOC),
              3.500% 09/01/04**#................       5,000
   5,000    Berkeley, Missouri Industrial
              Development Authority Revenue
              Refunding, (Wetterau, Inc.
              Project) Series 1987, (PNC Bank,
              N.A. LOC),
              3.500% 07/01/08**#................       5,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            MISSOURI -- (CONTINUED)
$  8,295    Kansas City, Missouri Industrial
              Development Authority Multi-Family
              Housing Revenue Refunding, (Willow
              Creek IV Apartments Project)
              Series 1995, (FNMA Collateral
              Agreement),
              3.500% 09/01/25**.................  $    8,295
  18,400    Kansas City, Missouri Industrial
              Development Authority Multi-Family
              Housing Revenue, (Timberlane
              Village Associates Project) Series
              1986, (UBS AG LOC),
              3.550% 06/01/27**.................      18,400
  27,600    Missouri State Development Finance
              Board Lease Revenue, (Missouri
              Association of Utilities Lease
              Pool Project) Series 1999,
              (TransAmerica Life and Annuity
              Guarantee),
              3.560% 12/01/22**.................      27,600
  10,000    Missouri State Health and
              Educational Facilities Authority
              Park Hill School District Revenue,
              (Advance Funding Program Notes
              Project) Series 2000J,
              5.000% 10/01/01...................      10,030
   4,470    Missouri State Health and
              Educational Facilities Authority
              Wertzville R-IV School District
              Revenue, (Advance Funding Program
              Notes Project) Series 2000L,
              5.000% 10/01/01...................       4,483
   9,050    Platte County, Missouri Industrial
              Development Authority Multi-Family
              Housing Revenue Refunding,
              (Wexford Place Project) Series
              1996, (Bank One Texas, N.A. LOC),
              3.550% 04/01/28**#................       9,050
   8,000    St. Louis, Missouri Industrial
              Development Authority Revenue
              Refunding, (Wetterau, Inc.
              Project) Series 1988, (Wachovia
              Bank, N.A. LOC),
              3.500% 12/01/03**#................       8,000
   5,000    St. Louis, Missouri Industrial
              Development Authority Revenue
              Refunding, (Wetterau, Inc.
              Project) Series 1989, (PNC Bank,
              N.A. LOC),
              3.500% 05/01/09**#................       5,000
   4,175    St. Louis, Missouri Planned
              Industrial Expansion Authority
              IDR, (Alumax Foils Project) Series
              1992, (PNC Bank, N.A. LOC),
              3.600% 12/01/05**#................       4,175
                                                  ----------
                                                     105,033
                                                  ----------

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            NEVADA -- 0.9%
$  1,650    Clark County, Nevada IDR, (Nevada
              Cogeneration Association I
              Project) Series 1991, AMT,
              (Canadian Imperial Bank of
              Commerce LOC),
              3.850% 11/01/21**.................  $    1,650
  12,050    Clark County, Nevada IDR, (Nevada
              Cogeneration Association II
              Project) Series 1990, AMT,
              (Canadian Imperial Bank of
              Commerce LOC)
              3.850% 11/01/20**.................      12,050
   9,925    Nevada GO, Series 2000PT-403,
              (Merrill Lynch SPBA),
              4.500% 06/14/01**#(--)............       9,925
                                                  ----------
                                                      23,625
                                                  ----------
            NEW MEXICO -- 0.1%
   3,100    Albuquerque, New Mexico Revenue
              Refunding, (Charter Hospital Inc.
              Project) Series 1992, (Chase
              Manhattan Bank LOC),
              3.500% 03/01/14**#................       3,100
                                                  ----------
            NEW YORK -- 2.7%
   2,695    Erie County, New York Industrial
              Development Agency Civic
              Facilities Revenue, (DePaul
              Community Facilities, Inc.
              Project) Series 1996, (Key Bank of
              New York, N.A. LOC),
              3.600% 11/01/16**#................       2,695
   4,075    Monroe County, New York Industrial
              Development Agency Civic
              Facilities Revenue, (Hillside
              Childrens Center Project) Series
              1998, (Key Bank, N.A. LOC),
              3.600% 08/01/18**#................       4,075
   8,000    Monroe County, New York Industrial
              Development Agency, Civic
              Facilities Revenue, (St. Anns Home
              Company Project) Series 2000,
              (HSBC Bank USA LOC),
              3.300% 07/01/30**.................       8,000
  19,100    New York, New York GO, Series 1994,
              (Chase Manhattan Bank LOC),
              3.400% 08/15/23**.................      19,100
  19,400    New York, New York GO, Series
              1996J-2, (Commerzbank A.G. LOC),
              3.400% 02/15/16**.................      19,400
  20,800    New York, New York GO, Series
              1996J-3, (Morgan Guaranty Trust
              LOC),
              3.400% 02/15/16**.................      20,800
                                                  ----------
                                                      74,070
                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            NORTH CAROLINA -- 2.5%
$  2,255    Iredell County, North Carolina
              Industrial Facilities and
              Pollution Control Financing
              Authority Revenue, (Sullivan
              Corporation Project) Series 1996,
              AMT, (Bank One Milwaukee, N.A.
              LOC),
              3.800% 01/01/11**#................  $    2,255
   8,800    Lenoir County, North Carolina
              Hospital Revenue, (Lenoir Memorial
              Hospital Project) Series 1998,
              (Wachovia Bank of North Carolina,
              N.A. LOC),
              3.450% 10/01/12**#................       8,800
   1,700    Mecklenburg County, North Carolina
              Industrial Facilities and
              Pollution Control Financing
              Authority Revenue, (Sterigenics
              International Project) Series
              1996, AMT, (Comerica Bank, N.A.
              LOC),
              3.600% 03/01/16**#................       1,700
     800    Mecklenburg County, North Carolina
              Industrial Facilities and
              Pollution Control Financing
              Authority, (Virkler Company
              Project) Series 1989, AMT, (First
              Union National Bank LOC),
              3.650% 12/01/04**#................         800
   7,700    New Hanover County, North Carolina
              Industrial Facilities and
              Pollution Control Financing
              Authority Revenue Refunding,
              (Corning, Inc. Project) Series
              1997, (Wachovia Bank of Georgia,
              N.A. LOC),
              3.450% 05/01/10**#................       7,700
   5,000    North Carolina Capital Facilities
              Financing Agency, Educational
              Facilities Revenue, (Barton
              College Project) Series 2001,
              (Branch Banking & Trust LOC),
              3.600% 02/01/13**.................       5,000
  13,750    North Carolina Educational
              Facilities Financing Agency
              Revenue, (Forsyth Country School
              Project) Series 2000, (Wachovia
              Bank, N.A. LOC),
              3.500% 12/01/25**.................      13,750
   4,670    North Carolina Medical Care
              Commission Health Care Facilities
              Revenue, (Mission-Thomas - St.
              Joseph Medical Center Project)
              Series 1998, (Wachovia Bank of
              North Carolina, N.A. LOC),
              3.450% 03/01/18**#................       4,670
   7,700    North Carolina State Medical Care
              Commission Community Health Care
              Facilities Revenue, (Carolina
              Village Inc. Project) Series 1998,
              (Wachovia Bank of North Carolina,
              N.A. LOC),
              3.450% 10/01/18**#................       7,700
   3,100    Randolph County, North Carolina
              Industrial Facilities and
              Pollution Contol Finance Authority
              Revenue, (Wayne Steel, Inc.
              Project) Series 1995, AMT, (Bank
              One Akron, N.A. LOC),
              3.800% 09/01/05**#................       3,100

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
$  7,000    University of North Carolina at
              Chapel Hill Revenue, Series 2001C,
              AMT,
              3.400% 12/01/25**.................  $    7,000
   5,725    Winston-Salem, North Carolina Risk
              Acceptance Management Corporation
              Certificates of Participation,
              Series 1988, (Wachovia Bank, N.A.
              SBPA),
              3.450% 07/01/09**#................       5,725
                                                  ----------
                                                      68,200
                                                  ----------
            OHIO -- 2.2%
   2,500    Lucas County, Ohio Facilities
              Improvement Revenue, (Toledo
              Zoological Society Project) Series
              1997, (Key Bank, N.A. LOC),
              3.500% 10/01/05**#................       2,500
   8,000    Montgomery County, Ohio Economic
              Development Revenue, (The Dayton
              Art Institute Project) Series
              1996, (National City Bank LOC),
              3.550% 05/01/26**.................       8,000
  16,775    Muskingum County, Ohio Hospital
              Facilities Revenue Refunding,
              (Genesis System Project) Series
              2000, (National City Bank LOC),
              3.550% 12/01/20**.................      16,775
   6,905    Ohio State Special Obligation,
              (Elementary and Secondary
              Education Facilities Project)
              Series 1998A,
              4.500% 06/01/01...................       6,906
   6,370    Ohio State Water Development
              Authority Promissory Revenue,
              Series 1999A, (National City Bank
              LOC),
              3.650% 05/01/01**#................       6,370
     995    Summit County, Ohio IDR Refunding,
              (Keebler Company Project) Series
              1993, (Bank of Nova Scotia LOC),
              3.600% 03/01/05**.................         995
  20,000    Toledo-Lucas County, Ohio Port
              Authority Airport Development
              Revenue, (Flightsafety
              International, Inc. Project)
              Series 1998-1, AMT, (OBH
              Guarantee),
              3.600% 01/01/18**#................      20,000
                                                  ----------
                                                      61,546
                                                  ----------
            OKLAHOMA -- 1.2%
   6,000    Muskogee City and County, Oklahoma
              Port Authority IDR, (Metals USA,
              Inc. Project) Series 1998, AMT,
              (Bank One Texas, N.A. LOC),
              3.800% 05/01/23**#................       6,000
  27,000    Payne County, Oklahoma Economic
              Development Authority Revenue,
              (Collegiate Housing Foundation
              Project) Series 2000A, (First
              Union National Bank LOC),
              3.750% 06/01/30**.................      27,000
                                                  ----------
                                                      33,000
                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            OREGON -- 0.3%
$  5,000    Oregon State Housing and Community
              Services Department Mortgage
              Revenue, (Single Family Mortgage
              Project) Series 2000M,
              4.400% 11/28/01...................  $    5,000
   3,900    Washington County, Oregon Housing
              Authority Multi-Family Housing
              Revenue, (Cedar Mill Project)
              Series 1995, AMT, (Bank of Nova
              Scotia LOC),
              3.650% 09/01/25**#................       3,900
                                                  ----------
                                                       8,900
                                                  ----------
            PENNSYLVANIA -- 1.7%
   8,480    Allegheny County, Pennsylvania
              Hospital Development Authority
              Revenue, (Dialysis Clinic Inc.
              Project) Series 2000, (Wachovia
              Bank, N.A. LOC),
              3.500% 12/01/19**.................       8,480
   8,400    Allegheny County, Pennsylvania
              Hospital Development Authority
              Revenue, (South Hills Health
              System Project) Series 1998, (PNC
              Bank, N.A. LOC),
              4.300% 04/01/08**.................       8,400
   8,400    Allegheny County, Pennsylvania IDR,
              (United Jewish Federation Project)
              Series 1995B, (PNC Bank, N.A.
              LOC),
              3.600% 10/01/25**#................       8,400
   5,000    Montgomery County, Pennsylvania
              Industrial Development Authority
              Revenue, (Plymouth Woods Project)
              Series 1987, (PNC Bank, N.A. LOC),
              3.600% 09/01/06**#................       5,000
   1,100    Pennsylvania Economic Development
              Financing Authority Development
              Revenue, (Pennsylvania Bar
              Institute Project) Series 1996B,
              AMT, (PNC Bank, N.A. LOC),
              3.600% 04/01/15**#................       1,100
   2,780    Pennsylvania Housing Financing
              Agency, Series 2001A-22, AMT,
              (First Union National Bank SBPA),
              3.640% 10/01/16**#................       2,780
   5,900    Philadelphia, Pennsylvania
              Redevelopment Authority, (The
              Presbyterian Home Project) Series
              1998, (PNC Bank, N.A. LOC),
              3.600% 07/01/28**#................       5,900

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
$  4,350    Westmoreland County, Pennsylvania
              Industrial Development Authority
              Revenue, (Elizabeth Carbide Die
              Project) Series 1998A, AMT,
              (National City Bank LOC),
              3.750% 02/01/18**#................  $    4,350
   4,000    Westmoreland County, Pennsylvania
              Industrial Development Authority
              Revenue, (Rhodin Enterprises
              Project) Series 1997, AMT, (PNC
              Bank, N.A. LOC),
              3.700% 04/01/17**#................       4,000
                                                  ----------
                                                      48,410
                                                  ----------
            SOUTH CAROLINA -- 7.0%
  10,000    Beaufort County, South Carolina GO
              BAN, Series 2000,
              4.750% 05/16/01...................      10,004
  10,000    Greenville County, South Carolina
              School District, (South Carolina
              School District Enhancement
              Program) TRAN, Series 2000,
              4.750% 04/13/01...................      10,002
   6,400    Kershaw County, South Carolina IDR,
              (DeRoyal Textiles, Inc. Project)
              Series 1994, AMT, (SunTrust Bank
              of Nashville LOC),
              3.550% 12/01/07**#................       6,400
  23,930    Lexington County, South Carolina
              School District, (South Carolina
              School District Enhancement
              Program) Number 001 GO BAN, Series
              2000,
              4.750% 09/27/01...................      23,981
  40,000    Richland County, South Carolina
              School District Number 001, (South
              Carolina School District
              Enhancement Program) GO BAN,
              Series 2000,
              4.750% 09/14/01...................      40,078
   5,000    South Carolina Jobs Economic
              Development Authority Economic
              Development Revenue, (Pine River
              Plastics Inc. Project) Series
              2000, AMT, (Comerica Bank LOC),
              3.700% 03/01/11**.................       5,000
   7,000    South Carolina Jobs Economic
              Development Authority Economic
              Development Revenue, (Raynor USA
              Southeast Project) Series 2000,
              AMT, (LaSalle Bank, N.A. LOC),
              3.620% 05/01/20**.................       7,000
  25,000    South Carolina Jobs Economic
              Development Authority Economic
              Development Revenue, (St. Francis
              Bon Secours Hospital Project)
              Series 2000, (Merrill Lynch
              Guarantee and SBPA),
              4.400% 11/15/30**(--).............      25,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
$  8,000    South Carolina Jobs Economic
              Development Authority Economic
              Development Revenue, (Thompson
              Steel Company, Inc. Project)
              Series 2000, AMT, (Fleet National
              Bank, N.A. LOC),
              3.600% 06/01/20**.................  $    8,000
   7,250    South Carolina Jobs Economic
              Development Authority Health
              Facilities Revenue, (Carolina
              Village Project) Series 2000,
              (Branch Banking & Trust LOC),
              3.600% 02/01/22**.................       7,250
  10,200    South Carolina Jobs Economic
              Development Authority Hospital
              Facilities Revenue, (Tuomey
              Regional Medical Center Project)
              Series 1995C, (MBIA Insured,
              Wachovia Bank of South Carolina
              SBPA),
              3.550% 11/01/25**#................      10,200
   7,800    South Carolina Jobs Economic
              Development Authority IDR,
              (Abraham Industries LLC Project)
              Series 1999, AMT, (PNC Bank, N.A.
              LOC),
              3.700% 05/01/14**#................       7,800
   3,795    South Carolina Jobs Economic
              Development Authority IDR, (Kravet
              Fabrics, Inc. Project) Series
              1997, AMT, (Bank of New York LOC),
              3.650% 03/01/12**#................       3,795
   6,925    South Carolina Jobs Economic
              Development Authority IDR,
              (Quoizel, Inc. Project) Series
              1996, AMT, (Branch Banking & Trust
              LOC),
              3.750% 05/01/16**.................       6,925
   6,900    South Carolina Jobs Economic
              Development Authority Revenue,
              (Alco-Lite Industries
              LLC - TechnoSteel LLC Project)
              Series 1997, AMT, (Wachovia Bank
              of South Carolina, N.A. LOC),
              3.600% 04/01/12**#................       6,900
  10,600    South Carolina, Housing Finance and
              Development Authority Revenue
              Refunding, (Paces Watch Apartment
              Project) Series 2000, (FNMA
              Collateral Agreement),
              3.500% 08/15/30**.................      10,600
   5,625    University of South Carolina
              Athletic Facilities Revenue, GO
              BAN, Series 2001,
              3.400% 02/22/02...................       5,630
                                                  ----------
                                                     194,565
                                                  ----------
            SOUTH DAKOTA -- 1.1%
  31,385    South Dakota State Housing
              Development Authority, Series
              1998PT-168, AMT, (Banque Nationale
              de Paris SBPA),
              4.377% 04/12/01**##(--)...........      31,385
                                                  ----------

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            TENNESSEE -- 1.5%
$ 14,200    Knox County, Tennessee Health and
              Educational Facilities Board
              Educational Facilities Revenue,
              (Webb School - Knoxville Project)
              Series 1999, (SunTrust Bank
              Nashville LOC),
              3.500% 03/01/19**#................  $   14,200
   3,720    Knox County, Tennessee Refunding,
              GO, Series 2001,
              4.000% 04/01/02...................       3,743
   2,375    Loudon, Tennessee Water and Sewer
              Revenue Refunding, Series 1996,
              (Wachovia Bank, N.A. LOC),
              3.500% 09/01/06**#................       2,375
   7,740    Metropolitan Government, Nashville
              and Davidson County, Tennessee
              Housing and Educational Facilities
              Board Revenue, (Mary Queen of
              Angels Project) Series 2000,
              (SunTrust Bank LOC),
              3.500% 07/01/32**.................       7,740
   4,455    Metropolitan Government, Nashville
              and Davidson County, Tennessee
              Industrial Development Board
              Revenue Refunding, (Nashville
              Apartment Properties Project)
              Series 1995-2, (SunTrust Bank
              Nashville LOC),
              3.500% 09/01/15**#................       4,455
   3,145    Shelby County, Tennessee Health
              Educational and Housing Facilities
              Board Multi-Family Housing
              Revenue, (Flag Manor Project)
              Series 1995, AMT, (FHLB
              Guarantee),
              3.580% 01/01/23**#................       3,145
   5,000    Sullivan County, Tennessee
              Industrial Development Board
              Revenue, (Modern Forge Company
              Project) Series 1990, AMT,
              (Northern Trust Company LOC),
              3.650% 07/01/10**#................       5,000
                                                  ----------
                                                      40,658
                                                  ----------
            TEXAS -- 10.9%
  30,530    Alliance Airport Authority Inc.
              Texas Special Facilities Revenue,
              (Federal Express Project) Series
              1999PA-460, AMT, (Merrill Lynch
              Guarantee, Merrill Lynch SBPA),
              3.800% 04/01/21**#................      30,530
  10,190    Bexar County, Texas Housing Finance
              Corporation Multi-Family Housing
              Revenue, Series 1998PT-1041, AMT,
              (Merrill Lynch Guarantee, Merrill
              Lynch SBPA),
              3.800% 06/01/35**#(--)............      10,190
   1,000    Brazos River, Texas Harbor
              Navigation District Revenue,
              (Hoffman -La Roche, Inc. Project)
              Series 1985, (Wachovia Bank, N.A.
              LOC),
              3.625% 04/01/02**#................       1,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            TEXAS -- (CONTINUED)
$  7,300    Brazos River, Texas PCR Refunding,
              (Texas Utilities Electric Company
              Project) Series 1997B, AMT, (MBIA
              Insured, Bank of New York SBPA),
              4.000% 02/01/32**.................  $    7,300
   5,900    Chambers County, Texas Industrial
              Development Corporation Revenue,
              (Ecolochem, Inc. Project) Series
              1999, AMT, (Wachovia Bank, N.A.
              LOC),
              3.600% 03/01/14**#................       5,900
  49,800    Coastal Bend, Texas Health
              Facilities Development Corporation
              Revenue, (Incarnate Word Health
              Services Project) Series 1998B,
              (AMBAC Insured, Bank One SBPA),
              3.450% 08/15/28**.................      49,800
   8,185    El Paso, Texas Housing Finance
              Corporation Multi-Family Housing
              Revenue, (Viva Apartments
              Project - Oakland Executive Center
              LP) Series 1993, AMT, (General
              Electric Capital Corporation
              Guarantee),
              3.650% 09/01/23**#................       8,185
     400    Guadalupe-Blanco, Texas River
              Authority Revenue Refunding,
              (Central Power & Light Company
              Project) Series 1995, (Barclays
              Bank N.V. LOC),
              3.750% 11/01/15**.................         400
   6,000    Gulf Coast, Texas Industrial
              Development Authority Marine
              Terminal Revenue, (Amoco Oil
              Company Project) Series 1993, AMT,
              (BP Amoco, plc Guarantee),
              3.800% 04/01/28**#................       6,000
  32,625    Harris County, Texas Health
              Facilities Development Revenue,
              (Methodist Hospital Project)
              Series 1994, (Morgan Guaranty
              Trust SBPA, Methodist Hospital
              SBPA),
              3.900% 12/01/25**.................      32,625
   2,020    Harris County, Texas Industrial
              Development Corporation IDR,
              (Forged Products, Inc. Project)
              Series 1996, AMT, (Bank One Texas,
              N.A. LOC),
              3.800% 05/01/03**#................       2,020
   2,595    Hillsboro, Texas Industrial
              Development Corporation Revenue,
              (Lamraft LP Project) Series 1997,
              AMT, (First Commercial Bank LOC),
              3.750% 07/01/13**.................       2,595
   1,000    Lone Star, Texas Airport Improvement
              Authority Revenue, (American
              Airlines, Inc. Project) Series
              1984B-5, (Royal Bank of Canada
              LOC),
              3.900% 12/01/14**.................       1,000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            TEXAS -- (CONTINUED)
$ 24,500    Mesquite,Texas Independent School
              District GO, Series 2000, (Texas
              Permanent Fund Insured, Morgan
              Guaranty Trust SBPA),
              3.470% 08/15/25**.................  $   24,500
  10,200    Port Development Corporation of
              Texas Marine Terminal Revenue,
              (Pasadena Terminal Company, Inc.
              Project) Series 1984, (Deutsche
              Bank A.G. LOC),
              3.750% 12/01/04**#................      10,200
   2,000    Sabine River Authority,Texas PCR
              Refunding, (Texas Utilities
              Electric Company Project) Series
              1996, (AMBAC Insured, Chase
              Manhattan Bank SBPA),
              3.750% 03/01/26**.................       2,000
   7,900    Sabine River Authority,Texas, (Texas
              Utilities Electric Company
              Project) Series 1995A, AMT,
              (Morgan Guaranty Trust LOC),
              3.850% 04/01/30**.................       7,900
 100,000    Texas State TRAN, Series 2000,
              5.250% 08/31/01...................     100,391
                                                  ----------
                                                     302,536
                                                  ----------
            UTAH -- 0.4%
   1,700    Murray City, Utah IDR, (Zevex, Inc.
              Project) Series 1996, AMT, (Bank
              One Arizona, N.A. LOC),
              3.800% 10/01/16**#................       1,700
   3,200    Murray City, Utah Industrial
              Development Authority Revenue,
              (Hunter Douglas Real Property
              Project) Series 1994, AMT,
              (ABN-AMRO Bank N.V. LOC),
              3.550% 09/01/14**#................       3,200
   5,350    West Valley City, Utah Industrial
              Development Authority Revenue,
              (Johnson Matthey, Inc. Project)
              Series 1987, (HSBC Bank USA LOC),
              4.000% 12/01/11**.................       5,350
                                                  ----------
                                                      10,250
                                                  ----------
            VIRGINIA -- 2.8%
  22,000    Culpeper, Virginia Industrial
              Development Authority Residential
              Care Facilities Revenue, (Virginia
              Baptist Homes Project) Series
              2000, (First Union National Bank
              LOC),
              3.450% 08/01/30**.................      22,000
   2,000    Fluvanna County, Virginia Industrial
              Development Authority IDR,
              (Edgecomb Metals Company Project)
              Series 1984, (Wells Fargo Bank
              LOC), 3.500% 12/01/09**#..........       2,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
$  4,500    Fredericksburg, Virginia Industrial
              Development Authority Multi-Family
              Housing Revenue, (Forest Village
              Apartments Project) Series
              2001A-1, AMT, (SunTrust Bank LOC),
              3.550% 01/01/33**.................  $    4,500
   3,900    Greensville County, Virginia
              Industrial Development Authority
              Revenue, (Perdue Farms, Inc.
              Project) Series 1996, AMT,
              (SunTrust Bank LOC),
              3.550% 10/01/06**#................       3,900
  13,000    Prince William County, Virginia IDR,
              (Dale Scott Corporation Project)
              Series 2001, AMT, (First Union
              National Bank LOC),
              3.550% 12/01/21**.................      13,000
   2,000    Spotsylvania County, Virginia
              Industrial Development Authority
              IDR, (Carlisle Corporation
              Project) Series 1993, (SunTrust
              Bank LOC),
              3.500% 06/01/08**#................       2,000
   8,500    Virginia State College Building
              Authority Educational Facilities
              Revenue, (University of Richmond
              Project) Series 1996, (Crestar
              Bank SBPA),
              3.450% 11/01/26**.................       8,500
  22,000    Williamsburg, Virginia Industrial
              Development Authority IDR,
              (Colonial Williamsburg Project)
              Series 2000, (First Union National
              Bank LOC),
              3.450% 11/01/35**.................      22,000
                                                  ----------
                                                      77,900
                                                  ----------
            WASHINGTON -- 0.7%
  19,865    Washington State Motor Fuel Tax GO,
              Series 2000PT-433, (Merrill Lynch
              SBPA),
              4.500% 06/01/08**#( 7/8)( 7/8)....      19,865
                                                  ----------
            WEST VIRGINIA -- 0.7%
  20,600    West Virginia State Hospital Finance
              Authority Revenue, (St. Mary's
              Hospital Project) Series 1987,
              (Bank One of West Virginia LOC),
              3.550% 10/01/12**#................      20,600
                                                  ----------

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            WISCONSIN -- 1.9%
$ 16,820    Eau Claire, Wisconsin Area School
              District TRAN, Series 2000,
              4.750% 10/19/01...................  $   16,853
   3,805    Menomonee Falls, Wisconsin
              Industrial Development Authority
              IDR, (Jema, LLC Project) Series
              1994, AMT, (Bank One Milwaukee,
              N.A. LOC),
              3.800% 09/01/14**#................       3,805
   8,100    Menomonee Falls, Wisconsin School
              District TRAN, Series 2000,
              4.750% 08/23/01...................       8,111
   7,290    Milwaukee, Wisconsin IDR, (Goodwill
              Industries Project) Series 1999,
              (Firstar Bank Milwaukee LOC),
              3.400% 07/01/19**.................       7,290
   6,000    Oshkosh, Wisconsin Area School
              District TRAN, Series 2000,
              4.650% 08/22/01...................       6,007
   4,950    Webster, Wisconsin School District
              Revenue BAN, Series 2000,
              4.760% 07/02/01...................       4,950
   6,700    Wisconsin State, Health and
              Educational Facilities Authority
              Revenue, (Lakeland College
              Project) Series 2000, (Firstar
              Bank LOC),
              3.800% 11/01/20**.................       6,700
                                                  ----------
                                                      53,716
                                                  ----------
            WYOMING -- 0.5%
   6,000    Sublette County, Wyoming PCR, (Exxon
              Capital Ventures Project) Series
              1987A, AMT, (Exxon Corporation
              Guarantee),
              3.800% 07/01/17**.................       6,000
   6,700    Sublette County, Wyoming PCR, (Exxon
              Capital Ventures Project) Series
              1987B, AMT, (Exxon Corporation
              Guarantee),
              3.800% 07/01/17**.................       6,700
                                                  ----------
                                                      12,700
                                                  ----------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $2,788,243).................   2,788,243
                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

                                                   VALUE
                                                   (000)
-----------------------------------------------------------
           TOTAL INVESTMENTS
             (Cost $2,788,243*)........  100.6%  $2,788,243
                                                 ----------
           OTHER ASSETS AND
             LIABILITIES (NET).........   (0.6)%
           Cash...............................   $       81
           Interest receivable................       18,164
           Investment advisory fee payable....         (402)
           Administration fee payable.........         (239)
           Shareholder servicing and
             distribution fees payable........         (108)
           Distributions payable..............       (6,302)
           Payable for investment securities
             purchased........................      (27,645)
           Accrued Trustees' fees and
             expenses.........................         (102)
           Accrued expenses and other
             liabilities......................         (296)
           TOTAL OTHER ASSETS AND
             LIABILITIES (NET)................      (16,849)
                                                 ----------
           NET ASSETS..................  100.0%  $2,771,394
                                                 ==========
           NET ASSETS CONSIST OF:
           Undistributed net investment
             income...........................   $       53
           Accumulated net realized gain on
             investments sold.................            8
           Paid-in capital....................    2,771,333
                                                 ----------
           NET ASSETS.........................   $2,771,394
                                                 ==========


                                                   VALUE
-----------------------------------------------------------
           NET ASSET VALUE, OFFERING AND
             REDEMPTION PRICE PER SHARE
           PRIMARY A SHARES:
           ($2,383,067,359 / 2,383,625,072
             shares outstanding)..............        $1.00
                                                      -----
                                                      -----
           PRIMARY B SHARES:
           ($3,120,290 / 3,112,693 shares
             outstanding).....................        $1.00
                                                      -----
                                                      -----
           INVESTOR A SHARES:
           ($51,704,578 / 51,669,811 shares
             outstanding).....................        $1.00
                                                      -----
                                                      -----
           INVESTOR B SHARES:
           ($239,922,588 / 239,785,566 shares
             outstanding).....................        $1.00
                                                      -----
                                                      -----
           INVESTOR C SHARES:
             ($289,786 / 289,639 shares
             outstanding).....................        $1.00
                                                      -----
                                                      -----
           DAILY SHARES:
             ($93,289,695 / 93,121,999 shares
             outstanding).....................        $1.00
                                                      -----
                                                      -----

---------------

 * Aggregate cost for federal tax purposes.

 ** Variable rate demand notes. The interest rate shown reflects the rate in effect at March 31, 2001. These securities are subject to demand features of either one, seven or thirty days.

 (--) Restricted Security (Note 5).

 # Security not registered under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

## Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

Nations Tax Exempt Fund had the following industry concentrations greater than 10% at March 31, 2001 (as a percentage of net assets):
   HealthCare Revenue                                                     18.49%
   Housing Revenue                                                        14.37%
   Education Revenue                                                      14.30%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2001

ABBREVIATIONS:

AMBAC         American Municipal Bond Assurance Corporation
AMT           Alternative Minimum Tax
BAN           Bond Anticipation Note
CFC           Cooperative Finance Corporation
FGIC          Financial Guaranty Insurance Corporation
FHLB          Federal Home Loan Bank
FHLMC         Federal Home Loan Mortgage Corporation
FGIC-SPI      Financial Guaranty Insurance Company - Securities
                Purchased, Inc.
FNMA          Federal National Mortgage Association
FSA           Financial Security Assurance
GNMA          Government National Mortgage Association
GO            General Obligation
IDR           Industrial Development Revenue
LOC           Letter of Credit
MBIA          Municipal Bond Insurance Association
MTN           Medium Term Note
PCR           Pollution Control Revenue
SBPA          Standby Bond Purchase Agreement
SLMA          Student Loan Marketing Association
TRAN          Tax and Revenue Anticipation Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF OPERATIONS
For the year ended March 31, 2001

                                                                                               GOVERNMENT
                                                           PRIME             TREASURY         MONEY MARKET        TAX EXEMPT
                                                       -----------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest...........................................    $      373,547     $      109,845     $       28,308     $      103,192
                                                       --------------     --------------     --------------     --------------
EXPENSES:
Investment advisory fee............................            11,572              3,551                884              5,021
Administration fee.................................             5,738              1,761                442              2,510
Transfer agent fees................................               532                172                 47                231
Custodian fees.....................................               304                128                 32                138
Legal and audit fees...............................               120                 79                 59                 89
Registration and filing fees.......................               106                 71                 68                160
Trustees'/Directors' fees and expenses.............                17                 17                 17                 17
Printing expense...................................               387                 53                 44                168
Other..............................................                48                 20                  6                 70
                                                       --------------     --------------     --------------     --------------
    Subtotal.......................................            18,824              5,852              1,599              8,404
Shareholder servicing and distribution fees:
  Primary B Shares.................................                50                 29                  2                 16
  Investor A Shares................................             2,103              3,179                 66                155
  Investor B Shares................................             2,469                683                296                723
  Investor C Shares................................                15                 --*                 1                  1
  Daily Shares.....................................             7,548                735                165                696
  Marsico Shares...................................                62                 --                 --                 --
                                                       --------------     --------------     --------------     --------------
    Total expenses.................................            31,071             10,478              2,129              9,995
Fees waived by investment adviser, administrator
  and/or distributor...............................            (4,463)              (960)              (398)            (1,281)
Fees reduced by credits allowed by the custodian...               (23)               (13)                (7)                --
                                                       --------------     --------------     --------------     --------------
    Net expenses...................................            26,585              9,505              1,724              8,714
                                                       --------------     --------------     --------------     --------------
NET INVESTMENT INCOME/(LOSS).......................           346,962            100,340             26,584             94,478
                                                       --------------     --------------     --------------     --------------
NET REALIZED GAIN/(LOSS) ON INVESTMENTS............               127                 22                 68                  8
                                                       --------------     --------------     --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................    $      347,089     $      100,362     $       26,652     $       94,486
                                                       ==============     ==============     ==============     ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

                      [This page intentionally left blank]

NATIONS FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                                             PRIME
                                                                 ------------------------------
                                                                  YEAR ENDED        YEAR ENDED
                                                                   3/31/01           3/31/00
                                                                 ------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................    $      346,962    $      296,159
Net realized gain/(loss) on investments.....................               127               (41)
                                                                --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations................................................           347,089           296,118
Distributions to shareholders from net investment income:
  Primary A Shares..........................................          (205,127)         (142,973)
  Primary B Shares..........................................            (1,152)           (1,146)
  Investor A Shares.........................................           (35,264)          (32,376)
  Investor B Shares.........................................           (41,998)          (34,055)
  Investor C Shares.........................................              (359)             (604)
  Daily Shares..............................................           (61,596)          (83,948)
  Marsico Shares............................................            (1,466)           (1,056)
Net increase/(decrease) in net assets from Fund share
  transactions..............................................         1,117,121        (2,007,472)
                                                                --------------    --------------
Net increase/(decrease) in net assets.......................         1,117,248        (2,007,512)
NET ASSETS:
Beginning of year...........................................         5,408,921         7,416,433
                                                                --------------    --------------
End of year.................................................    $    6,526,169    $    5,408,921
                                                                ==============    ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of year...........    $           (1)   $           --
                                                                ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS FUNDS

               TREASURY                   GOVERNMENT MONEY MARKET                 TAX EXEMPT
    -------------------------------   -------------------------------   -------------------------------
      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
       3/31/01          3/31/00          3/31/01          3/31/00          3/31/01          3/31/00
-------------------------------------------------------------------------------------------------------
    $      100,340   $       98,301   $       26,584   $       23,618   $       94,478   $       75,276
                22               --               68                1                8                2
    --------------   --------------   --------------   --------------   --------------   --------------
           100,362           98,301           26,652           23,619           94,486           75,278
           (32,043)         (30,332)         (19,181)         (17,337)         (82,095)         (62,608)
              (667)            (673)             (40)             (49)            (236)            (285)
           (50,796)         (49,488)          (1,097)            (932)          (1,534)          (1,300)
           (11,076)         (10,514)          (4,921)          (3,819)          (7,306)          (6,269)
                (7)              (9)             (28)             (18)             (11)             (10)
            (5,751)          (7,285)          (1,317)          (1,463)          (3,296)          (4,804)
                --               --               --               --               --               --
           (91,002)        (560,076)         107,379          (29,257)         350,013         (367,603)
    --------------   --------------   --------------   --------------   --------------   --------------
           (90,980)        (560,076)         107,447          (29,256)         350,021         (367,601)
         1,884,534        2,444,610          387,195          416,451        2,421,373        2,788,974
    --------------   --------------   --------------   --------------   --------------   --------------
    $    1,793,554   $    1,884,534   $      494,642   $      387,195   $    2,771,394   $    2,421,373
    ==============   ==============   ==============   ==============   ==============   ==============
    $           --   $           --   $           --   $           --   $           53   $           51
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENT OF CASH FLOWS
For the year ended March 31, 2001

                                                                        TREASURY
                                                                         (000)
                                                                ------------------------
CASH FLOWS FROM OPERATING AND INVESTING ACTIVITIES:
  Investment income received................................    $   109,485
  Payment of operating expenses.............................        (19,777)
  Net increase from reverse repurchase agreements
    outstanding.............................................         10,742
  Net sales of short-term investments.......................         90,713
                                                                -----------
Cash provided by operating and investing activities.........                   $ 191,163
CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from Fund shares sold............................      3,695,404
  Payment on shares redeemed................................     (3,798,646)
  Distributions paid*.......................................        (87,920)
                                                                -----------
Cash used by financing activities...........................                    (191,162)
                                                                               ---------
  Increase in cash..........................................                           1
  Cash at beginning of year.................................                          --
                                                                               ---------
  Cash at end of year.......................................                   $       1
                                                                               =========
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS
  TO CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES:
Net increase in net assets resulting from operations........                   $ 100,362
  Decrease in investments...................................    $    86,621
  Increase in payable for reverse repurchase agreement
    transactions............................................         10,742
  Decrease in interest and dividends receivable.............          3,710
  Decrease in accrued expenses and other payables...........        (10,272)
                                                                -----------
                                                                               $  90,801
                                                                               ---------
Cash provided by operating and investing activities.........                   $ 191,163
                                                                               =========

---------------
* Non-cash activities include reinvestment of dividends of $12,750.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS FUNDS
  SCHEDULES OF CAPITAL STOCK ACTIVITY*

                                                              PRIME                                  TREASURY
                                                  YEAR ENDED         YEAR ENDED           YEAR ENDED         YEAR ENDED
                                                MARCH 31, 2001     MARCH 31, 2000       MARCH 31, 2001     MARCH 31, 2000
                                                ------------------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold........................................    $ 5,716,182        $ 3,155,768          $   728,482        $   528,841
  Issued as reinvestment of dividends.........          2,722              1,947                   38                 59
  Redeemed....................................     (4,491,085)        (3,569,068)            (618,919)          (791,845)
                                                  -----------        -----------          -----------        -----------
  Net increase/(decrease).....................    $ 1,227,819        $  (411,353)         $   109,601        $  (262,945)
                                                  ===========        ===========          ===========        ===========
PRIMARY B SHARES:
  Sold........................................    $   124,434        $   186,771          $    25,434        $    28,668
  Issued as reinvestment of dividends.........             --                 --                   --                 --
  Redeemed....................................       (138,151)          (184,690)             (24,682)           (37,486)
                                                  -----------        -----------          -----------        -----------
  Net increase/(decrease).....................    $   (13,717)       $     2,081          $       752        $    (8,818)
                                                  ===========        ===========          ===========        ===========
INVESTOR A SHARES:
  Sold........................................    $ 3,106,087        $ 2,984,063          $ 2,353,701        $ 2,595,557
  Issued as reinvestment of dividends.........         33,323             31,183                3,056              2,922
  Redeemed....................................     (3,090,698)        (3,121,140)          (2,487,231)        (2,729,986)
                                                  -----------        -----------          -----------        -----------
  Net increase/(decrease).....................    $    48,712        $  (105,894)         $  (130,474)       $  (131,507)
                                                  ===========        ===========          ===========        ===========
INVESTOR B SHARES:
  Sold........................................    $ 2,304,482        $ 2,436,021          $   506,323        $   658,880
  Issued as reinvestment of dividends.........         39,764             32,005                6,535              5,968
  Redeemed....................................     (2,310,093)        (2,475,710)            (514,293)          (730,356)
                                                  -----------        -----------          -----------        -----------
  Net increase/(decrease).....................    $    34,153        $    (7,684)         $    (1,435)       $   (65,508)
                                                  ===========        ===========          ===========        ===========
INVESTOR C SHARES:
  Sold........................................    $        50        $     9,365          $        --        $        28
  Issued as reinvestment of dividends.........            303                548                    6                  9
  Redeemed....................................         (4,361)           (12,126)                 (62)               (42)
                                                  -----------        -----------          -----------        -----------
  Net increase/(decrease).....................    $    (4,008)       $    (2,213)         $       (56)       $        (5)
                                                  ===========        ===========          ===========        ===========
DAILY SHARES:
  Sold........................................    $   480,842        $ 1,005,415          $    80,952        $   156,645
  Issued as reinvestment of dividends.........         61,504             82,089                3,115              4,678
  Redeemed....................................       (738,525)        (2,571,494)            (153,457)          (252,616)
                                                  -----------        -----------          -----------        -----------
  Net increase/(decrease).....................    $  (196,179)       $(1,483,990)         $   (69,390)       $   (91,293)
                                                  ===========        ===========          ===========        ===========
MARSICO SHARES:
  Sold........................................    $    98,565        $   131,075          $        --        $        --
  Issued as reinvestment of dividends.........          1,457              1,055                   --                 --
  Redeemed....................................        (79,681)          (130,549)                  --                 --
                                                  -----------        -----------          -----------        -----------
  Net increase/(decrease).....................    $    20,341        $     1,581          $        --        $        --
                                                  ===========        ===========          ===========        ===========
  Total net increase/(decrease)...............    $ 1,117,121        $(2,007,472)         $   (91,002)       $  (560,076)
                                                  ===========        ===========          ===========        ===========

---------------

* Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                     GOVERNMENT MONEY MARKET                        TAX EXEMPT
                                                  YEAR ENDED         YEAR ENDED           YEAR ENDED         YEAR ENDED
                                                MARCH 31, 2001     MARCH 31, 2000       MARCH 31, 2001     MARCH 31, 2000
                                                 ------------------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold........................................     $ 897,574          $ 817,399           $ 2,255,237        $ 1,659,136
  Issued as reinvestment of dividends.........            38                 59                   525                501
  Redeemed....................................      (807,780)          (822,255)           (1,910,444)        (1,754,045)
                                                   ---------          ---------           -----------        -----------
  Net increase/(decrease).....................     $  89,832          $  (4,797)          $   345,318        $   (94,408)
                                                   =========          =========           ===========        ===========
PRIMARY B SHARES:
  Sold........................................     $   5,930          $   8,557           $    21,923        $    35,021
  Issued as reinvestment of dividends.........            --                 --                    --                  2
  Redeemed....................................        (6,259)            (9,272)              (25,637)           (38,425)
                                                   ---------          ---------           -----------        -----------
  Net increase/(decrease).....................     $    (329)         $    (715)          $    (3,714)       $    (3,402)
                                                   =========          =========           ===========        ===========
INVESTOR A SHARES:
  Sold........................................     $ 266,336          $ 301,379           $   106,395        $    92,393
  Issued as reinvestment of dividends.........           767                752                 1,495              1,278
  Redeemed....................................      (260,183)          (300,053)             (100,120)          (103,429)
                                                   ---------          ---------           -----------        -----------
  Net increase/(decrease).....................     $   6,920          $   2,078           $     7,770        $    (9,758)
                                                   =========          =========           ===========        ===========
INVESTOR B SHARES:
  Sold........................................     $ 397,550          $ 317,218           $   438,753        $   433,728
  Issued as reinvestment of dividends.........         4,536              3,544                 6,703              5,615
  Redeemed....................................      (394,087)          (321,509)             (409,684)          (494,662)
                                                   ---------          ---------           -----------        -----------
  Net increase/(decrease).....................     $   7,999          $    (747)          $    35,772        $   (55,319)
                                                   =========          =========           ===========        ===========
INVESTOR C SHARES:
  Sold........................................     $      --          $     428           $         5        $       370
  Issued as reinvestment of dividends.........            27                 18                    10                  5
  Redeemed....................................            (5)               (31)                  (51)              (267)
                                                   ---------          ---------           -----------        -----------
  Net increase/(decrease).....................     $      22          $     415           $       (36)       $       108
                                                   =========          =========           ===========        ===========
DAILY SHARES:
  Sold........................................     $ 194,300          $ 287,994           $   176,860        $   270,242
  Issued as reinvestment of dividends.........         1,311              1,367                 3,290              4,714
  Redeemed....................................      (192,676)          (314,852)             (215,247)          (479,780)
                                                   ---------          ---------           -----------        -----------
  Net increase/(decrease).....................     $   2,935          $ (25,491)          $   (35,097)       $  (204,824)
                                                   =========          =========           ===========        ===========
  Total net increase/(decrease)...............     $ 107,379          $ (29,257)          $   350,013        $  (367,603)
                                                   =========          =========           ===========        ===========

---------------

* Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

                      [This page intentionally left blank]

NATIONS FUNDS
  FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period.


                                                                NET ASSET       NET        DIVIDENDS
                                                                  VALUE      INVESTMENT     FROM NET
                                                                BEGINNING     INCOME/      INVESTMENT
                                                                OF PERIOD      (LOSS)        INCOME
                                                                -------------------------------------
PRIME
PRIMARY A SHARES
Year ended 3/31/2001........................................      $1.00       $0.0621       $(0.0621)
Year ended 3/31/2000........................................       1.00        0.0522        (0.0522)
Year ended 3/31/1999........................................       1.00        0.0521        (0.0521)
Year ended 3/31/1998........................................       1.00        0.0547        (0.0547)
Year ended 3/31/1997........................................       1.00        0.0520        (0.0520)
PRIMARY B SHARES
Year ended 3/31/2001........................................      $1.00       $0.0596       $(0.0596)
Year ended 3/31/2000........................................       1.00        0.0497        (0.0497)
Year ended 3/31/1999........................................       1.00        0.0496        (0.0496)
Year ended 3/31/1998........................................       1.00        0.0522        (0.0522)
Year ended 3/31/1997........................................       1.00        0.0495        (0.0495)
INVESTOR A SHARES
Year ended 3/31/2001........................................      $1.00       $0.0586       $(0.0586)
Year ended 3/31/2000........................................       1.00        0.0487        (0.0487)
Year ended 3/31/1999........................................       1.00        0.0486        (0.0486)
Year ended 3/31/1998........................................       1.00        0.0512        (0.0512)
Year ended 3/31/1997........................................       1.00        0.0485        (0.0485)
INVESTOR B SHARES
Year ended 3/31/2001........................................      $1.00       $0.0596       $(0.0596)
Year ended 3/31/2000........................................       1.00        0.0497        (0.0497)
Year ended 3/31/1999........................................       1.00        0.0496        (0.0496)
Year ended 3/31/1998........................................       1.00        0.0522        (0.0522)
Year ended 3/31/1997........................................       1.00        0.0495        (0.0495)
INVESTOR C SHARES
Year ended 3/31/2001........................................      $1.00       $0.0596       $(0.0596)
Year ended 3/31/2000........................................       1.00        0.0497        (0.0497)
Year ended 3/31/1999........................................       1.00        0.0496        (0.0496)
Year ended 3/31/1998........................................       1.00        0.0522        (0.0522)
Year ended 3/31/1997........................................       1.00        0.0495        (0.0495)
DAILY SHARES
Year ended 3/31/2001........................................      $1.00       $0.0571       $(0.0571)
Year ended 3/31/2000........................................       1.00        0.0472        (0.0472)
Year ended 3/31/1999........................................       1.00        0.0471        (0.0471)
Year ended 3/31/1998........................................       1.00        0.0497        (0.0497)
Year ended 3/31/1997........................................       1.00        0.0470        (0.0470)
MARSICO SHARES
Year ended 3/31/2001........................................      $1.00       $0.0596       $(0.0596)
Year ended 3/31/2000........................................       1.00        0.0497        (0.0497)
Period ended 3/31/1999*.....................................       1.00        0.0080        (0.0080)

---------------

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Prime Marsico Shares commenced operations on January 26, 1999.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                     WITHOUT WAIVERS
                                                                     AND/OR EXPENSE
                                                                     REIMBURSEMENTS
                                                                     ---------------
                                       RATIO OF        RATIO OF         RATIO OF
 NET ASSET               NET ASSETS    OPERATING    NET INVESTMENT      OPERATING
   VALUE                   END OF      EXPENSES     INCOME/(LOSS)      EXPENSES TO
  END OF       TOTAL       PERIOD     TO AVERAGE    TO AVERAGE NET     AVERAGE NET
  PERIOD      RETURN++     (000)      NET ASSETS        ASSETS           ASSETS
------------------------------------------------------------------------------------



                6.39%    $3,969,896      0.30%(a)        6.19%            0.33%(a)
   $1.00

                5.34      2,742,001   0.30(a)            5.21          0.35(a)
    1.00

                5.34      3,153,372   0.30(a)            5.21          0.34(a)
    1.00

                5.61      2,852,555      0.30            5.48             0.35
    1.00

                5.34      2,533,688      0.30            5.21             0.35
    1.00



                6.13%    $   70,012      0.55%(a)        5.94%            0.58%(a)
   $1.00

                5.08         83,730   0.55(a)            4.96          0.60(a)
    1.00

                5.08         81,649   0.55(a)            4.96          0.59(a)
    1.00

                5.34          8,132      0.55            5.23             0.60
    1.00

                5.05        184,021      0.55            4.96             0.60
    1.00



                6.02%    $  638,529      0.65%(a)        5.84%            0.68%(a)
   $1.00

                4.98        589,804   0.65(a)            4.86          0.70(a)
    1.00

                4.91        695,703   0.65(a)            4.86             0.69
    1.00

                5.24      1,706,692      0.65            5.13             0.70
    1.00

                4.96      1,157,724      0.65            4.86             0.70
    1.00



                6.13%    $  765,152      0.55%(a)        5.94%            0.68%(a)
   $1.00

                5.08        730,984   0.55(a)            4.96          0.70(a)
    1.00

                5.02        738,673   0.55(a)            4.96          0.69(a)
    1.00

                5.34        844,367      0.55            5.23             0.60
    1.00

                5.05        381,015      0.55            4.96             0.60
    1.00



                6.13%    $    4,817      0.55%(a)        5.94%            0.58%(a)
   $1.00

                5.08          8,824   0.55(a)            4.96          0.60(a)
    1.00

                5.02         11,037   0.55(a)            4.96          0.59(a)
    1.00

                5.34         96,149      0.55            5.23             0.60
    1.00

                5.05         93,678      0.55            4.96             0.60
    1.00



                5.86%    $1,037,869      0.80%(a)        5.69%            1.03%(a)
   $1.00

                4.82      1,234,026   0.80(a)            4.71          1.05(a)
    1.00

                4.75      2,718,028   0.80(a)            4.71          1.04(a)
    1.00

                5.08         92,974      0.80            4.98             0.85
    1.00

                4.80          9,010      0.80            4.71             0.85
    1.00



                6.13%    $   39,894      0.55%(a)        5.94%            0.58%(a)
   $1.00

                5.08         19,552   0.55(a)            4.96          0.60(a)
    1.00

                0.80         17,970      0.55+(a)        4.96+            0.59+(a)
    1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET       NET        DIVIDENDS
                                                                  VALUE      INVESTMENT     FROM NET
                                                                BEGINNING     INCOME/      INVESTMENT
                                                                 OF YEAR       (LOSS)        INCOME
                                                                -------------------------------------
TREASURY
PRIMARY A SHARES
Year ended 3/31/2001........................................      $1.00       $0.0593       $(0.0593)
Year ended 3/31/2000........................................       1.00        0.0493        (0.0493)
Year ended 3/31/1999........................................       1.00        0.0499        (0.0499)
Year ended 3/31/1998........................................       1.00        0.0531        (0.0531)
Year ended 3/31/1997........................................       1.00        0.0509        (0.0509)
PRIMARY B SHARES
Year ended 3/31/2001........................................      $1.00       $0.0568       $(0.0568)
Year ended 3/31/2000........................................       1.00        0.0468        (0.0468)
Year ended 3/31/1999........................................       1.00        0.0474        (0.0474)
Year ended 3/31/1998........................................       1.00        0.0506        (0.0506)
Year ended 3/31/1997........................................       1.00        0.0484        (0.0484)
INVESTOR A SHARES
Year ended 3/31/2001........................................      $1.00       $0.0558       $(0.0558)
Year ended 3/31/2000........................................       1.00        0.0458        (0.0458)
Year ended 3/31/1999........................................       1.00        0.0464        (0.0464)
Year ended 3/31/1998........................................       1.00        0.0496        (0.0496)
Year ended 3/31/1997........................................       1.00        0.0474        (0.0474)
INVESTOR B SHARES
Year ended 3/31/2001........................................      $1.00       $0.0568       $(0.0568)
Year ended 3/31/2000........................................       1.00        0.0468        (0.0468)
Year ended 3/31/1999........................................       1.00        0.0474        (0.0474)
Year ended 3/31/1998........................................       1.00        0.0506        (0.0506)
Year ended 3/31/1997........................................       1.00        0.0484        (0.0484)
INVESTOR C SHARES
Year ended 3/31/2001........................................      $1.00       $0.0568       $(0.0568)
Year ended 3/31/2000........................................       1.00        0.0468        (0.0468)
Year ended 3/31/1999........................................       1.00        0.0474        (0.0474)
Year ended 3/31/1998........................................       1.00        0.0506        (0.0506)
Year ended 3/31/1997........................................       1.00        0.0484        (0.0484)
DAILY SHARES
Year ended 3/31/2001........................................      $1.00       $0.0542       $(0.0542)
Year ended 3/31/2000........................................       1.00        0.0443        (0.0443)
Year ended 3/31/1999........................................       1.00        0.0449        (0.0449)
Year ended 3/31/1998........................................       1.00        0.0481        (0.0481)
Year ended 3/31/1997........................................       1.00        0.0455        (0.0455)

---------------

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                      WITHOUT WAIVERS
                                                                      AND/OR EXPENSE
                                                                      REIMBURSEMENTS
                                                                      ---------------
                                       RATIO OF        RATIO OF          RATIO OF
                         NET ASSETS    OPERATING    NET INVESTMENT       OPERATING
 NET ASSET                 END OF     EXPENSES TO    INCOME/(LOSS)      EXPENSES TO
   VALUE       TOTAL        YEAR      AVERAGE NET   TO AVERAGE NET      AVERAGE NET
END OF YEAR   RETURN++     (000)        ASSETS          ASSETS            ASSETS
-------------------------------------------------------------------------------------
   $1.00        6.09%    $  613,119      0.30%(a)        5.91%             0.33%(a)
    1.00        5.04        503,511   0.30(a)            4.90           0.35(a)
    1.00        5.10        766,456   0.30(a)            5.01           0.35(a)
    1.00        5.43        615,185      0.30            5.31              0.35
    1.00        5.22      1,345,585      0.30            5.09              0.35
   $1.00        5.83%    $   12,249      0.55%(a)        5.66%             0.58%(a)
    1.00        4.78         11,496   0.55(a)            4.65           0.60(a)
    1.00        4.84         20,315   0.55(a)            4.76           0.60(a)
    1.00        5.18         11,764      0.55            5.06              0.60
    1.00        4.96         55,170      0.55            4.84              0.60
   $1.00        5.72%    $  914,264      0.65%(a)        5.56%             0.68%(a)
    1.00        4.68      1,044,726   0.65(a)            4.55           0.70(a)
    1.00        4.74      1,176,233   0.65(a)            4.66           0.70(a)
    1.00        5.06      1,361,214      0.65            4.96              0.70
    1.00        4.85        719,199      0.65            4.74              0.70
   $1.00        5.83%    $  194,898      0.55%(a)        5.66%             0.68%(a)
    1.00        4.78        196,332   0.55(a)            4.65           0.70(a)
    1.00        4.84        261,840   0.55(a)            4.76           0.70(a)
    1.00        5.18        546,833      0.55            5.06              0.60
    1.00        4.96        973,297      0.55            4.84              0.60
   $1.00        5.83%    $      114      0.55%(a)        5.66%             0.58%(a)
    1.00        4.78            170   0.55(a)            4.65           0.60(a)
    1.00        4.84            175   0.55(a)            4.76           0.60(a)
    1.00        5.18          8,295      0.55            5.06              0.60
    1.00        4.96         13,868      0.55            4.84              0.60
   $1.00        5.56%    $   58,910      0.80%(a)        5.41%             1.03%(a)
    1.00        4.52        128,299   0.80(a)            4.40           1.05(a)
    1.00        4.58        219,592   0.80(a)            4.51           1.05(a)
    1.00        4.92        178,284      0.80            4.81              0.85
    1.00        4.66         16,323      0.80            4.59              0.85

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET                     DIVIDENDS
                                                                  VALUE           NET          FROM NET
                                                                BEGINNING     INVESTMENT      INVESTMENT
                                                                 OF YEAR     INCOME/(LOSS)      INCOME
                                                                ----------------------------------------
GOVERNMENT MONEY MARKET
PRIMARY A SHARES
Year ended 3/31/2001........................................      $1.00         $0.0610        $(0.0610)
Year ended 3/31/2000........................................       1.00          0.0501         (0.0501)
Year ended 3/31/1999........................................       1.00          0.0497         (0.0497)
Year ended 3/31/1998........................................       1.00          0.0524         (0.0524)
Year ended 3/31/1997........................................       1.00          0.0503         (0.0503)
PRIMARY B SHARES
Year ended 3/31/2001........................................      $1.00         $0.0585        $(0.0585)
Year ended 3/31/2000........................................       1.00          0.0475         (0.0475)
Year ended 3/31/1999........................................       1.00          0.0472         (0.0472)
Year ended 3/31/1998........................................       1.00          0.0499         (0.0499)
Year ended 3/31/1997........................................       1.00          0.0478         (0.0478)
INVESTOR A SHARES
Year ended 3/31/2001........................................      $1.00         $0.0575        $(0.0575)
Year ended 3/31/2000........................................       1.00          0.0465         (0.0465)
Year ended 3/31/1999........................................       1.00          0.0462         (0.0462)
Year ended 3/31/1998........................................       1.00          0.0489         (0.0489)
Year ended 3/31/1997........................................       1.00          0.0468         (0.0468)
INVESTOR B SHARES
Year ended 3/31/2001........................................      $1.00         $0.0585        $(0.0585)
Year ended 3/31/2000........................................       1.00          0.0475         (0.0475)
Year ended 3/31/1999........................................       1.00          0.0472         (0.0472)
Year ended 3/31/1998........................................       1.00          0.0499         (0.0499)
Year ended 3/31/1997........................................       1.00          0.0478         (0.0478)
INVESTOR C SHARES
Year ended 3/31/2001........................................      $1.00         $0.0585        $(0.0585)
Year ended 3/31/2000........................................       1.00          0.0476         (0.0476)
Year ended 3/31/1999........................................       1.00          0.0472         (0.0472)
Year ended 3/31/1998........................................       1.00          0.0499         (0.0499)
Year ended 3/31/1997........................................       1.00          0.0478         (0.0478)
DAILY SHARES
Year ended 3/31/2001........................................      $1.00         $0.0560        $(0.0560)
Year ended 3/31/2000........................................       1.00          0.0450         (0.0450)
Year ended 3/31/1999........................................       1.00          0.0447         (0.0447)
Year ended 3/31/1998........................................       1.00          0.0474         (0.0474)
Year ended 3/31/1997........................................       1.00          0.0453         (0.0453)

---------------

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                     WITHOUT WAIVERS
                                                                     AND/OR EXPENSE
                                                                     REIMBURSEMENTS
                                                                     ---------------
                                       RATIO OF        RATIO OF         RATIO OF
                         NET ASSETS    OPERATING    NET INVESTMENT      OPERATING
 NET ASSET                 END OF     EXPENSES TO   INCOME/(LOSS)      EXPENSES TO
   VALUE       TOTAL        YEAR      AVERAGE NET   TO AVERAGE NET     AVERAGE NET
END OF YEAR   RETURN++     (000)        ASSETS          ASSETS           ASSETS
------------------------------------------------------------------------------------
$1.00....       6.27%     $360,758       0.30%(a)        6.09%            0.36%(a)
1.00....        5.12       270,879       0.30(a)         5.06             0.44(a)
1.00....        5.08       275,677       0.30(a)         4.97             0.58(a)
1.00....        5.39       217,506       0.30            5.25             0.59
1.00....        5.18       299,395       0.30            5.03             0.57
$1.00....       6.00%     $    255       0.55%(a)        5.84%            0.61%(a)
1.00....        4.86           583       0.55(a)         4.81             0.69(a)
1.00....        4.82         1,298       0.55(a)         4.72             0.83(a)
1.00....        5.12         1,812       0.55            5.00             0.84
1.00....        4.93        19,450       0.55            4.78             0.82
$1.00....       5.90%     $ 22,925       0.65%(a)        5.74%            0.71%(a)
1.00....        4.75        16,002       0.65(a)         4.71             0.79(a)
1.00....        4.72        13,924       0.65(a)         4.62             0.93(a)
1.00....        5.01        23,806       0.65            4.90             0.94
1.00....        4.80        18,717       0.65            4.68             0.92
$1.00....       6.00%     $ 89,347       0.55%(a)        5.84%            0.71%(a)
1.00....        4.86        81,334       0.55(a)         4.81             0.79(a)
1.00....        4.82        82,080       0.55(a)         4.72             0.93(a)
1.00....        5.12        77,060       0.55            5.00             0.84
1.00....        4.93        27,750       0.55            4.78             0.82
$1.00....       6.00%     $    480       0.55%(a)        5.84%            0.61%(a)
1.00....        4.86           458       0.55(a)         4.81             0.69(a)
1.00....        4.82            42       0.55(a)         4.72             0.83(a)
1.00....        5.12         3,369       0.55            5.00             0.84
1.00....        4.93         2,142       0.55            4.78             0.82
$1.00....       5.74%     $ 20,877       0.80%(a)        5.59%            1.06%(a)
1.00....        4.60        17,939       0.80(a)         4.56             1.14(a)
1.00....        4.56        43,430       0.80(a)         4.47             1.28(a)
1.00....        4.85         6,567       0.80            4.75             1.09
1.00....        4.63         7,860       0.80            4.53             1.07

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET                     DIVIDENDS
                                                                  VALUE           NET          FROM NET
                                                                BEGINNING     INVESTMENT      INVESTMENT
                                                                 OF YEAR     INCOME/(LOSS)      INCOME
                                                                ----------------------------------------
TAX EXEMPT
PRIMARY A SHARES
Year ended 3/31/2001........................................      $1.00         $0.0383        $(0.0383)
Year ended 3/31/2000........................................       1.00          0.0321         (0.0321)
Year ended 3/31/1999........................................       1.00          0.0312         (0.0312)
Year ended 3/31/1998........................................       1.00          0.0345         (0.0345)
Year ended 3/31/1997........................................       1.00          0.0324         (0.0324)
PRIMARY B SHARES
Year ended 3/31/2001........................................      $1.00         $0.0358        $(0.0358)
Year ended 3/31/2000........................................       1.00          0.0296         (0.0296)
Year ended 3/31/1999........................................       1.00          0.0288         (0.0288)
Year ended 3/31/1998........................................       1.00          0.0320         (0.0320)
Year ended 3/31/1997........................................       1.00          0.0300         (0.0300)
INVESTOR A SHARES
Year ended 3/31/2001........................................      $1.00         $0.0348        $(0.0348)
Year ended 3/31/2000........................................       1.00          0.0286         (0.0286)
Year ended 3/31/1999........................................       1.00          0.0278         (0.0278)
Year ended 3/31/1998........................................       1.00          0.0316         (0.0316)
Year ended 3/31/1997........................................       1.00          0.0300         (0.0300)
INVESTOR B SHARES
Year ended 3/31/2001........................................      $1.00         $0.0358        $(0.0358)
Year ended 3/31/2000........................................       1.00          0.0298         (0.0298)
Year ended 3/31/1999........................................       1.00          0.0293         (0.0293)
Year ended 3/31/1998........................................       1.00          0.0325         (0.0325)
Year ended 3/31/1997........................................       1.00          0.0307         (0.0307)
INVESTOR C SHARES
Year ended 3/31/2001........................................      $1.00         $0.0358        $(0.0358)
Year ended 3/31/2000........................................       1.00          0.0296         (0.0296)
Year ended 3/31/1999........................................       1.00          0.0288         (0.0288)
Year ended 3/31/1998........................................       1.00          0.0323         (0.0323)
Year ended 3/31/1997........................................       1.00          0.0311         (0.0311)
DAILY SHARES
Year ended 3/31/2001........................................      $1.00         $0.0333        $(0.0333)
Year ended 3/31/2000........................................       1.00          0.0271         (0.0271)
Year ended 3/31/1999........................................       1.00          0.0263         (0.0263)
Year ended 3/31/1998........................................       1.00          0.0295         (0.0295)
Year ended 3/31/1997........................................       1.00          0.0270         (0.0270)

---------------

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                      WITHOUT WAIVERS
                                                                      AND/OR EXPENSE
                                                                      REIMBURSEMENTS
                                                                      ---------------
                                        RATIO OF        RATIO OF         RATIO OF
                          NET ASSETS    OPERATING    NET INVESTMENT      OPERATING
 NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)      EXPENSES TO
   VALUE        TOTAL        YEAR      AVERAGE NET   TO AVERAGE NET     AVERAGE NET
END OF YEAR   RETURN++      (000)        ASSETS          ASSETS           ASSETS
-------------------------------------------------------------------------------------
   $1.00        3.89%     $2,383,067      0.30%           3.80%            0.33%
    1.00        3.26       2,037,742      0.30            3.20             0.42
    1.00        3.17       2,132,148      0.30(a)         3.11          0.55(a)
    1.00        3.48       2,001,083      0.30(a)         3.43          0.56(a)
    1.00        3.29       1,184,313      0.30            3.25             0.55
   $1.00        3.63%     $    3,120      0.55%           3.55%            0.58%
    1.00        3.00           6,835      0.55            2.95             0.67
    1.00        2.91          10,236      0.55(a)         2.86          0.80(a)
    1.00        3.22           8,726      0.55(a)         3.18          0.81(a)
    1.00        3.04          13,151      0.55            3.00             0.80
   $1.00        3.53%     $   51,705      0.65%           3.45%            0.68%
    1.00        2.90          43,934      0.65            2.85             0.77
    1.00        2.81          53,693      0.65(a)         2.76          0.90(a)
    1.00        3.20         171,786      0.58(a)         3.15          0.84(a)
    1.00        3.04         145,337      0.55            3.00             0.80
   $1.00        3.63%     $  239,923      0.55%           3.55%            0.68%
    1.00        3.02         204,150      0.53            2.97             0.75
    1.00        2.97         259,469      0.50(a)         2.91          0.90(a)
    1.00        3.30         249,819      0.50(a)         3.23          0.76(a)
    1.00        3.11         228,601      0.50            3.05             0.75
   $1.00        3.63%     $      290      0.55%           3.55%            0.58%
    1.00        3.00             326      0.55            2.95             0.67
    1.00        2.91             218      0.55(a)         2.86          0.80(a)
    1.00        3.26          67,511      0.48(a)         3.25          0.74(a)
    1.00        3.15          62,761      0.45            3.10             0.70
   $1.00        3.38%     $   93,290      0.80%           3.30%            1.03%
    1.00        2.74         128,386      0.80            2.70             1.12
    1.00        2.66         333,210      0.80(a)         2.61          1.25(a)
    1.00        2.98          12,541      0.80(a)         2.93          1.06(a)
    1.00        2.73           2,334      0.80            2.75             1.05

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  NOTES TO FINANCIAL STATEMENTS

Nations Fund Trust (the "Trust") and Nations Fund, Inc. (the "Company") are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At March 31, 2001, the Trust offered thirty-four separate portfolios and the Company offered six separate portfolios. These financial statements pertain only to the money market portfolios of the Trust and the Company: Prime Fund, Treasury Fund, Government Money Market Fund and Tax Exempt Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of the Trust and the Company are presented under separate cover. The Funds currently offer six classes of shares: Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Daily Shares. The Prime Fund also offers Marsico Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees/Directors.

Repurchase agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the obligation of a Fund to resell, the underlying debt obligation at an agreed-upon price and date, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period the Fund seeks to assert its right. The Funds' investment adviser and sub-adviser, under the oversight of the Board of Trustees/ Directors, monitor the value of collateral received as well as the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Reverse repurchase agreements: Each Fund may enter into reverse repurchase agreements with institutions that the Fund's investment sub-adviser has determined are creditworthy. Under the terms of a typical reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it establishes a segregated account with its custodian bank in which it will maintain liquid assets at least equal in value to the Fund's obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Securities subject to repurchase under reverse repurchase agreements are designated in the Statements of net assets.

NATIONS FUNDS

At March 31, 2001, the Treasury Fund had reverse repurchase agreements outstanding as follows:

Counterparty............................  Credit Suisse
                                           First Boston
                                            Corporation
Maturity Amount.........................   $374,262,029
Maturity Date...........................       04/02/01
Market Value of Assets Sold Under
  Agreements............................   $368,648,520

The average daily balance of reverse repurchase agreements outstanding for the Treasury Fund during the year ended March 31, 2001 was $320,401,961. Prime Fund, Government Money Market Fund and Tax Exempt Fund did not enter into any reverse repurchase agreements during the year ended March 31, 2001.

The proceeds received by the Treasury Fund under the reverse repurchase agreements were reinvested in tri-party repurchase agreements. Net fees earned during the year ended March 31, 2001, representing the difference between interest rates on the reverse repurchase and repurchase agreements, amounted to $297,247 and have been included in interest income in the Statements of operations.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Dividends and distributions to shareholders: It is the policy of each Fund to declare dividends from net investment income daily and to pay such dividends monthly. Each Fund will distribute net realized short-term capital gains annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Certain reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. These reclassifications are due to different book and tax accounting for dividend reclassifications.

Reclassifications for the year ended March 31, 2001 were as follows:

                                       INCREASE/
                                      (DECREASE)        INCREASE/
                       INCREASE/     UNDISTRIBUTED     (DECREASE)
                       (DECREASE)         NET          ACCUMULATED
                        PAID-IN       INVESTMENT      NET REALIZED
                        CAPITAL         INCOME         GAIN/(LOSS)
                         (000)           (000)            (000)
                       --------------------------------------------
Prime................      $1             $(1)              --
Tax Exempt...........      --               2              $(2)

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of the Trust and the Company are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

Cash flow information: Cash, as used in the Statement of cash flows, is the amount reported in the Statements of net assets and represents cash on hand at a Fund's custodian. The Trust and the Company issue and redeem shares, invest in securities, and distribute dividends from net investment income and net capital gains (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statements of changes in net assets. Information on cash payments is presented in the Statement of cash flows for Treasury Fund.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Each of the Trust and the Company has entered into an investment advisory agreement (the "Investment Advisory Agreements") with Banc of America Advisors, Inc. ("BAAI"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BAAI provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreements, BAAI is

NATIONS FUNDS
entitled to receive an advisory fee, calculated daily and payable monthly, at the maximum annual rate of 0.20% of each Fund's average daily net assets.

Each of the Trust and the Company has entered into a sub-advisory agreement with BAAI and Banc of America Capital Management, Inc. ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BAAI at the maximum annual rate of 0.055% of each Fund's average daily net assets.

Stephens Inc. ("Stephens") and BAAI serve as co-administrators of the Trust and the Company. Under the co-administration agreements, Stephens and BAAI are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.10% of each Fund's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Trust and the Company pursuant to agreements with BAAI. For the year ended March 31, 2001, Stephens and BAAI earned 0.06% and 0.01%, respectively, of the Funds' average daily net assets for their co-administration services.

BAAI and/or the sub-adviser and Stephens may, from time to time, reduce their fees payable by each Fund. During the year ended March 31, 2001 and until July 31, 2001, BAAI and/or the sub-adviser and Stephens agreed to reimburse expenses and/or waive their fees to the extent that total expenses (excluding shareholder servicing and distribution fees) exceed an annual rate of 0.30% of each Fund's average daily net assets.

BNY serves as the custodian of the Trust's and the Company's assets. For the year ended March 31, 2001, expenses of the Prime, Treasury and Government Money Market Funds were reduced by $43,078 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements. The Tax Exempt Fund does not participate in the expense offset arrangement.

PFPC Inc. ("PFPC") serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A and Primary B Shares of the Funds. For the year ended March 31, 2001, Bank of America earned approximately $15,784 for providing such services. Stephens also serves as distributor of the Funds' shares.

No officer, director or employee of Bank of America, BAAI or BACAP, or any affiliate thereof, receives any compensation from the Trust and the Company for serving as Trustee/Director or Officer of the Trust and the Company.

The Trust's and the Company's eligible Trustees/ Directors, may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of the Treasury Fund. The expense for the deferred compensation and retirement plans is included in "Trustees'/Directors' fees and expenses" in the Statements of operations.

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Trust and the Company each has adopted shareholder servicing plans and distribution plans for the Investor A, Investor B and Daily Shares of each Fund and shareholder servicing plans for the Primary B and the Investor C Shares of each Fund and Marsico Shares of the Prime Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Boards of Trustees/Directors, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BAAI.

NATIONS FUNDS

During the year ended March 31, 2001 and until July 31, 2001 the annual rates in effect and plan limits, as a percentage of average daily net assets, were and will be as follows:

                                  CURRENT
                                   RATE              PLAN
                            (AFTER FEE WAIVERS)      LIMIT
                            ------------------------------
PRIMARY B, INVESTOR A,
  INVESTOR B, INVESTOR C,
  DAILY AND MARSICO
  SHAREHOLDER SERVICING
  PLANS...................         0.25%             0.25%
INVESTOR A DISTRIBUTION
  PLAN....................         0.10%             0.10%
INVESTOR B DISTRIBUTION
  PLAN....................         0.00%             0.10%
DAILY DISTRIBUTION PLAN...         0.25%             0.45%

4.  SHARES OF BENEFICIAL INTEREST/CAPITAL STOCK

At March 31, 2001, an unlimited number of shares of beneficial interest without par value were authorized for the Trust and 330,000,000,000 shares of $.001 par value capital stock were authorized for the Company. The Trust's Declaration of Trust and the Company's Articles of Incorporation authorize the Board of Trustees/ Directors to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

5.  RESTRICTED SECURITIES

Certain securities may be subject to legal restrictions and may be difficult to sell. No Fund will invest more than 10% of the value of its net assets in securities that are considered illiquid.

The following securities are considered both illiquid and restricted as to resale. Accordingly, they are valued at their fair value under procedures adopted by the Board of Trustees/Directors.

PRIME

                                                                                         FAIR      PERCENTAGE    HISTORICAL
                                                               PAR VALUE     VALUE       VALUE       OF NET         COST
                                                ACQUISITION     3/31/01     PER UNIT    3/31/01      ASSETS       3/31/01
                   SECURITY                        DATE          (000)      3/31/01      (000)      3/31/01        (000)
---------------------------------------------------------------------------------------------------------------------------
Anchor National Life Insurance Company:
  5.490%+ 04/01/01++..........................   01/01/99       $50,000      $1.00      $50,000       0.8%        $50,000
  6.461%+ 04/01/01++..........................   12/01/98        25,000       1.00       25,000       0.4          25,000
Goldman Sachs Group, Inc.,
  6.830% 06/04/01.............................   09/07/00        25,000       1.00       25,000       0.4          25,000
Sun America Life Insurance Company of America,
  6.491%+ 04/01/01++..........................   10/01/98        50,000       1.00       50,000       0.8          50,000

---------------

 + Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2001.

++ Reset date

NATIONS FUNDS

TAX EXEMPT

                                                                                        FAIR      PERCENTAGE    HISTORICAL
                                                              PAR VALUE     VALUE       VALUE       OF NET         COST
                                               ACQUISITION     3/31/01     PER UNIT    3/31/01      ASSETS       3/31/01
                  SECURITY                        DATE          (000)      3/31/01      (000)      3/31/01        (000)
--------------------------------------------------------------------------------------------------------------------------
Bexar County, Texas Housing Finance
  Corporation Multi-Family Housing Revenue,
  Series 1998PT-1041, AMT, (Merrill Lynch
  Guarantee, Merrill Lynch SBPA),
  3.800%** 06/01/35..........................   06/26/99       $10,190      $1.00      $10,190       0.4%        $10,190
Idaho Housing and Finance Association,
  Series 1998PT-173, AMT, (Commerzbank AG
  SBPA),
  4.500%** 04/12/01..........................   10/19/00        22,215       1.00       22,215       0.8          22,215
Nevada GO, Series 2000PT-403,
  4.500%** 06/14/01..........................   06/30/00         9,925       1.00        9,925       0.4           9,925
South Dakota State Housing Development
  Authority, Series 1998PT-168, AMT, (Banque
  Nationale de Paris SBPA),
  4.377%** 04/12/01..........................   10/19/00        31,385       1.00       31,385       1.1          31,385
Washington State Motor Fuel Tax GO,
  Series 2000PT-433, (Merrill Lynch SBPA),
  4.500%** 06/01/08..........................   06/30/00        19,865       1.00       19,865       0.7          19,865

---------------

** Variable rate demand notes. The interest rate shown reflects the rate in effect at March 31, 2001. These securities are subject to demand features of either one, seven or thirty days.

6.  LINES OF CREDIT

The Trust and the Company each participate with other Nations Funds in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1. For the year ended March 31, 2001, there were no borrowings by the Funds under the Agreement.

The Trust and the Company also participated with other Nations Funds in a committed line of credit provided by BNY that was terminated on December 7, 2000. Interest on borrowings under the committed line was payable at a specified Federal Funds rate plus 0.50% on an annualized basis. A facility fee of 0.09% per annum of the total amounts available under the line of credit was charged, of which each Fund paid its pro rata share. This fee was paid quarterly in arrears. Each participating Fund was required to maintain an asset coverage ratio of at least 300% under the terms of the arrangement. For the period ended December 7, 2000, there were no borrowings by the Funds under the committed line of credit.

7.  CAPITAL LOSS CARRYFORWARD

At March 31, 2001, the Funds had available for federal income tax purposes the following unused capital losses expiring March 31:

                                                          2002    2003    2004    2005    2006    2007    2008    2009
                                                          (000)   (000)   (000)   (000)   (000)   (000)   (000)   (000)
-----------------------------------------------------------------------------------------------------------------------
Prime...................................................   --      $ 5     $35    $436     $23     --      $41     --
Treasury................................................   --       20      95      31      14     $9       --     --

NATIONS FUNDS

During the year ended March 31, 2001, the following Funds utilized capital losses as follows:

                                                              CAPITAL
                                                               LOSSES
                                                              UTILIZED
PORTFOLIO                                                      (000)
----------------------------------------------------------------------
Government Money Market.....................................    $ 60
Prime.......................................................     126
Treasury....................................................      22

8.  SUBSEQUENT EVENT

On April 5, 2001, BAAI and BACAP reorganized into successor entities named Banc of America Advisors, LLC and Banc of America Capital Management, LLC, respectively. The successor entities are organized as limited liability companies under the laws of the State of North Carolina.

NATIONS FUNDS
  REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS/TRUSTEES OF NATIONS FUND, INC. AND NATIONS FUND TRUST.

In our opinion, the accompanying statements of net assets, and the related statements of operations, of cash flows for Nations Treasury Fund and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nations Prime Fund, Nations Treasury Fund, Nations Government Money Market Fund and Nations Tax-Exempt Fund (portfolios of Nations Fund, Inc. or Nations Fund Trust, hereafter collectively referred to as the "Funds") at March 31, 2001, the results of each of their operations, the cash flows for Nations Treasury Fund, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
May 16, 2001

NATIONS FUNDS
  TAX INFORMATION (UNAUDITED)

For the year ended March 31, 2001, all of the distributions made from net investment income of Nations Tax Exempt Fund are tax exempt for regular Federal income tax purposes. A portion of this income may be subject to Federal Alternative Minimum Tax.

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

THE NATIONS FUNDS FAMILY OF FUNDS
A spectrum of fund choices for building a total asset-allocation strategy


LOWER RISK/REWARD POTENTIAL

MONEY MARKET FUNDS
Nations Prime Fund
Nations Cash Reserves
Nations Money Market Reserves
Nations Government Money Market Fund
Nations Government Reserves
Nations Treasury Fund
Nations Treasury Reserves
Nations Tax Exempt Fund
Nations Municipal Reserves
Nations California Tax-Exempt Reserves


FIXED INCOME FUNDS
INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations U.S. Government Bond Fund
Nations Government Securities Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL, GA, KS,
MD, NC, SC, TN, TX, VA)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (FL, GA, MD,
NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


EQUITY FUNDS
GROWTH FUNDS
Nations Financial Services Fund
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Aggressive Growth Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund
Nations Blue Chip Fund

GROWTH AND INCOME FUNDS
Nations Marsico Growth & Income Fund
Nations Value Fund
Nations Classic Value Fund
Nations Equity Income Fund
Nations Asset Allocation Fund
Nations Balanced Assets Fund
Nations Convertible Securities Fund


INTERNATIONAL/GLOBAL FUNDS
Nations Emerging Markets Fund
Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund
Nations Global Value Fund

HIGHER RISK/REWARD POTENTIAL

     INDEX FUNDS
     Nations Managed Index Fund
     Nations LargeCap Index Fund
     Nations MidCap Index Fund
     Nations SmallCap Index Fund

     ASSET ALLOCATION PORTFOLIOS
     Nations LifeGoal Balanced Growth Portfolio
     Nations LifeGoal Growth Portfolio
     Nations LifeGoal Income and Growth Portfolio

MONEYAR (3/01)